UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2017

Date of reporting period: May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

May 31, 2017

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund Annual Report to Shareholders for the year ended May 31, 2017.

The Fund celebrated its four-year anniversary and, during the one-year period ended May 31, 2017, reached the majority of its goals, including low volatility, income of 3.0 to 4.0% above 3-month T-Bills, monthly distributions, and low correlation to the equity (S&P 500) market.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and Badge Investment Partners LLC, sub-advisor to the Fund*, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

*	As of June 7, 2017 the employees of Badge Investment Partners LLC became employees of Community Capital Management, Inc. and the sub-advisory agreement was terminated.

2	CCM Alternative Income Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	36
Notice to Shareholders	37
Trustees and Officers	38
Approval of Advisory and Sub-Advisory Agreements	41

3

Manager’s Discussion & Analysis

The Fund finished its fourth year of operation, continuing its focus on delivering monthly income with low volatility and low correlation to both bond and stock markets.

As of May 31, 2017, its 30-day SEC yield of 5.09% (4.77% unsubsidized 30-day yield) exceeded the Fund’s goal to produce income of 3-month T-Bills plus 4.0%. The Fund’s target correlation range of 0.0 to 0.5 to the S&P 500 was achieved. The Fund’s target correlation range of 0.0 to 0.5 to the Bloomberg Barclays Aggregate Bond Index (the “Agg”) was better than it’s goal at -0.11. In addition, the Fund’s standard deviation (volatility of returns) of 3.62% was within the range of its stated standard deviation goal of 2.0 to 4.0%. The Fund’s total return for the 12-month period ended May 31, 2017 was 3.41% as the equity market environment continues to be a headwind for value oriented and hedged strategies. For the same time period, the Citigroup 3-Month U.S. Treasury Bill Index was up 0.41%.

Rising rates, led by two Federal Reserve rate hikes and the belief that Trump’s policies would lead to inflation, provided a tail wind for the portfolio’s interest rate hedged fixed income holdings. The Fund’s beta (or the part of its returns that can be explained by the movement of the overall markets) was negative versus the bond market (-0.14 relative to the Agg). The Agg returned 1.58% for the 12-month period ended May 31, 2017.

The S&P’s total return of 17.46% during the twelve-month period ended May 31, 2017 was largely driven by multiple expansion within the growth sectors of the market and belief in Trump’s economic policies, which if realized would boost economic growth. Growth stocks outperformed value stocks by 4.63% (as measured by the S&P 500 Growth and Value Indices), which created a headwind for the Fund’s hedged equity holdings.

The portfolio management’s team focus on the Fund’s investment goals and objectives remains consistent: to deliver low volatility income and returns with a strong measure of capital preservation.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc. or Badge Investment Partners.

4	CCM Alternative Income Fund

Fund Profile May 31, 2017 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2017	Three Years Ended May 31, 2017	Inception to Date
CCM Alternative Income Fund — Institutional	3.41%	0.85%	2.41%*
Citigroup 3-Month U. S. Treasury Bill Index	0.41%	0.18%	0.15%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to a broad based index, Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	6.48%
JPMorgan Chase, 04/29/2049	4.25%
NextEra Energy Capital Holdings, 09/01/2067	3.89%
Crestwood Equity Partners	2.94%
USDA Loan, 12/01/2047	2.91%
Deutsche Bank Contingent Capital Trust II	2.90%
Washoe County, 02/01/2040	2.85%
Macquarie Infrastructure	2.81%
Hollywood Beach Community Development District I, 10/01/2045	2.74%
Austin, 11/15/2042	2.73%
34.50%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	6.31%
Closed-End Funds	7.12%
Common Stock	33.79%
Corporate Bonds	14.55%
FGLMC Single Family	0.04%
FHA Project Loans	7.68%
FNMA Multifamily	1.65%
GNMA Multifamily	1.94%
Money Market Fund	3.40%
Municipal Bonds	40.97%
Preferred Stock	10.98%
Small Business Administration	0.18%
USDA Loan	2.90%
Liabilities in Excess of Other Assets	(31.51)%
100.00%

**	Excludes securities sold short.

6	CCM Alternative Income Fund

Expenses May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2016 and held for the six-month period ended May 31, 2017.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period* December 1, 2016 Through May 31, 2017
Actual	Institutional Shares	$1,000.00	$1,027.50	$14.56
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,010.57	$14.44

*

Expenses are equal to the annualized expense ratio of 2.88%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.75% for the period December 1, 2016 to May 31, 2017.

7

Schedule of Investments May 31, 2017

	Principal Amount	Value
MUNICIPAL BONDS - 40.97%
Arizona - 0.23%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (a)	$70,000	$70,097

California - 6.02%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	178,298
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (a)	420,000	421,348
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (a)	290,000	331,502
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (a)	250,000	304,450
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	278,075
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (a)	250,000	322,810
		1,836,483
Florida - 7.83%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	157,077
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	249,478
6.25%, 10/01/2045 (a)	745,000	835,562
Miami-Dade County
7.50%, 04/01/2040 (a)	500,000	685,190
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (a)	405,000	459,537
		2,386,844
Georgia - 1.38%
Atlanta Development Authority
5.35%, 01/01/2035 (a)	400,000	420,920

Illinois - 1.60%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	489,064

Louisiana - 1.83%
New Orleans Public Improvement
6.05%, 12/01/2038 (a)	500,000	559,255

Maryland - 1.72%
Baltimore
5.38%, 09/01/2030 (a)	500,000	524,020

Massachusetts - 0.24%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	70,000	71,871

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Principal Amount	Value
Minnesota - 0.55%
Minneapolis Development Revenue
6.50%, 06/01/2040 (a)	$155,000	$168,541

Missouri - 1.22%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (a)	365,000	372,088

Nevada - 2.85%
Washoe County
7.97%, 02/01/2040 (a)	675,000	869,373

New Jersey - 0.65%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	198,392

North Carolina - 0.79%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	239,663

Ohio - 1.96%
Montgomery
4.80%, 12/01/2037 (a)	110,000	111,704
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (a)	230,000	239,683
7.08%, 12/01/2040 (a)	235,000	245,758
		597,145
Oklahoma - 0.41%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	125,737

South Carolina - 1.46%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	446,880

Texas - 5.00%
Austin
5.75%, 11/15/2042 (a)	750,000	833,175
5.75%, 11/15/2042 (a)	300,000	329,367
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (a)	340,000	361,825
		1,524,367
Utah - 0.15%
South Davis Sewer District
3.25%, 12/01/2023	45,000	45,359

Washington - 0.73%
King County Housing Authority
6.38%, 12/31/2046 (a)	220,000	222,332

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount/Shares	Value
West Virginia - 2.65%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	$550,000	$588,154
8.25%, 03/01/2035 (a)	195,000	220,424
		808,578
Wisconsin - 1.70%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	475,000	517,508

TOTAL MUNICIPAL BONDS
(Cost $12,159,848)		12,494,517

COMMON STOCK - 33.79%
Consumer Discretionary - 6.66%
AMC Entertainment Holdings (b)	12,000	270,000
EnerCare (Canada)	55,000	780,101
Regal Entertainment Group (a) (b)	22,500	468,000
Six Flags Entertainment (a)	8,500	513,230
		2,031,331
Consumer Staples - 1.80%
Diageo ADR	4,500	548,640

Energy - 7.14%
Crestwood Equity Partners (a) (c)	39,160	896,764
ONEOK (b)	10,000	496,800
ONEOK Partners (a) (c)	3,500	171,185
Scorpio Tankers (a) (b)	165,000	613,800
		2,178,549
Financials - 7.54%
Blackstone Mortgage Trust (a) (b) (d)	15,200	471,960
PennantPark Floating Rate Capital	35,000	493,150
Starwood Property Trust (a) (d)	33,000	726,660
Tiptree	52,000	314,600
WP Carey (b) (d)	4,500	293,535
		2,299,905
Industrials - 3.69%
Aircastle (a) (b)	7,500	163,725
Caterpillar (b)	1,000	105,430
Macquarie Infrastructure (a)	11,000	856,900
		1,126,055
Information Technology - 0.23%
Dell Technologies (b) (e)	1,000	69,390

Real Estate - 4.99%
Independence Realty Trust (a) (d)	56,000	538,160
National Retail Properties (d)	5,000	191,850
Weyerhaeuser (a) (d)	24,000	791,040
		1,521,050
Utilities - 1.74%
NRG Yield (a) (b)	30,000	531,000

TOTAL COMMON STOCK
(Cost $9,477,645)		10,305,920

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Principal Amount/Shares	Value
CORPORATE BONDS - 14.55%
Citigroup
5.88%, 12/29/2049 (f)	$500,000	$521,250
DNB Bank
6.50%, 12/29/2049 (f)	500,000	539,170
JPMorgan Chase
7.90%, 04/29/2049 (f)	1,250,000	1,297,250
NextEra Energy Capital Holdings
7.30%, 09/01/2067 (f)	1,170,000	1,187,936
Salvation Army
5.68%, 09/01/2031	100,000	111,226
Wells Fargo
7.98%, 03/15/2018 (f)	750,000	778,875
TOTAL CORPORATE BONDS
(Cost $4,388,739)		4,435,707

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.39%
FGLMC Single Family - 0.04%
Pool FHR 2106 S, 7.06%, 12/15/2028 (f)	58,283	11,593

FHA Project Loans - 7.68%
Pool A35272, 5.00%, 06/01/2035 (g)	255,546	254,859
Pool Robin Ridge, 5.75%, 01/01/2035 (g)	110,722	110,219
Pool 023-98146, 6.51%, 07/01/2047 (g)	1,856,155	1,976,071
		2,341,149
FNMA Multifamily - 1.65%
Pool 464296, 5.86%, 01/01/2028 (a)	341,030	403,995
Pool 463194, 6.36%, 08/01/2027 (a)	95,660	99,109
		503,104
GNMA Multifamily - 1.94%
Pool 699710, 5.43%, 07/15/2044 (a)	401,639	410,676
Pool 2010-68, 5.57%, 06/20/2040 (f)	1,006,188	180,349
		591,025
Small Business Administration - 0.18%
2008-20C, 5.49%, 03/01/2028	50,075	54,911

USDA Loan - 2.90%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g)	811,463	886,280
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,322,864)		4,388,062

PREFERRED STOCK - 10.98%
Energy - 5.44%
NuStar Energy (f)	20,000	531,000
Scorpio Tankers (b)	33,200	839,937
Targa Resources (a) (b) (f)	10,604	287,899
		1,658,836
Financials - 5.54%
Chimera Investment (d) (f)	25,000	635,250
Deutsche Bank Contingent Capital Trust II	35,000	884,100
GMAC Capital Trust I (a) (f)	6,698	170,933
		1,690,283
TOTAL PREFERRED STOCK
(Cost $3,277,202)		3,349,119

The accompanying notes are an integral part of the financial statements.

11

	Shares/Principal Amount	Value
CLOSED-END FUNDS - 7.12%
Deutsche High Income Opportunities Fund	14,000	$207,900
Eaton Vance Limited Duration Income Fund	50,000	695,500
Neuberger Berman MLP Income Fund (a)	15,000	142,350
PIMCO Dynamic Credit and Mortgage Income Fund (a)	30,000	669,000
Prudential Global Short Duration High Yield Fund	30,000	456,900
TOTAL CLOSED-END FUNDS
(Cost $1,986,295)		2,171,650

ASSET-BACKED SECURITIES - 6.31%
HASC
1.41%, 11/25/2035 (f)	$235,000	198,665

HERO Funding Trust
3.75%, 09/20/2041 (g) (h)	212,758	215,616
3.91%, 09/20/2042 (g)	315,790	321,921
4.50%, 09/21/2042 (g) (h)	643,452	636,766
5.24%, 09/20/2042 (g) (h)	304,428	304,286

Oportun Funding IV
3.28%, 11/08/2021 (h)	250,000	248,154
TOTAL ASSET-BACKED SECURITIES
(Cost $1,862,944)		1,925,408

SHORT-TERM INVESTMENT - 3.40%
Money Market Fund - 3.40%
First American Government Obligations Fund, Cl Z, 0.64% (i)	1,037,188	1,037,188
TOTAL SHORT-TERM INVESTMENT
(Cost $1,037,188)		1,037,188

Total Investments (Cost $38,512,725) - 131.51%		$40,107,571
Liabilities in Excess of Other Assets, Net - (31.51)%		(9,609,137)
NET ASSETS - 100.00%		$30,498,434

COMMON STOCK SOLD SHORT - (13.31)%
Consumer Discretionary - (0.37)%
AutoZone (e)	(185)	$(112,095)

Consumer Staples - (0.64)%
Wal-Mart Stores	(2,500)	(196,500)

Energy - (4.88)%
Chevron	(3,600)	(372,528)
Exxon Mobil	(7,650)	(615,825)
Kinder Morgan (b)	(12,000)	(225,120)
Targa Resources (b)	(6,000)	(275,580)
		(1,489,053)
Financials - (0.73)%
Ally Financial (b)	(12,000)	(222,480)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Shares	Value
Industrials - (1.21)%
Caterpillar (b)	(3,500)	$(369,005)

Real Estate - (3.23)%
AvalonBay Communities (d)	(1,150)	(219,926)
Equity Residential (d)	(7,000)	(455,630)
Simon Property Group (b) (d)	(2,000)	(308,500)
		(984,056)
Utilities - (2.25)%
SCANA	(4,500)	(306,900)
Southern	(7,500)	(379,575)
		(686,475)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $4,158,520)		(4,059,664)

EXCHANGE TRADED FUNDS SOLD SHORT - (2.41)%
Consumer Staples Select Sector SPDR Fund	(2,000)	(113,280)
SPDR S&P Dividend Fund	(7,000)	(621,180)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $670,492)		(734,460)

Total Securities Sold Short
(Proceeds $4,829,012)		$(4,794,124)

	Contracts
PURCHASED OPTIONS † (e) - 1.05%
Alerian,
Expires 06/17/2017, Strike Price: $12.00	100	$500
Ally Financial,
Expires 09/16/2017, Strike Price: $18.00	50	5,000
AMC Entertainment Holdings,
Expires 06/17/2017, Strike Price: $26.00	60	840
Expires 06/17/2017, Strike Price: $27.00	100	1,000
Expires 09/16/2017, Strike Price: $25.00	70	7,000
AmTrust Financial Services,
Expires 06/17/2017, Strike Price: $10.00	50	250
Expires 06/17/2017, Strike Price: $12.50	20	800
Expires 09/16/2017, Strike Price: $12.50	40	6,440
Blackstone Group,
Expires 06/17/2017, Strike Price: $29.00	30	90
Caterpillar,
Expires 06/17/2017, Strike Price: $97.50	60	960
CenturyLink,
Expires 06/17/2017, Strike Price: $25.00	70	1,400
Dell Technologies,
Expires 06/17/2017, Strike Price: $70.00	20	4,500
Deutsche X-trackers Harvest CSI 300 China A-Shares,
Expires 06/17/2017, Strike Price: $24.00	100	800
Financial Select Sector SPDR Fund,
Expires 06/17/2017, Strike Price: $23.00	275	6,325
General Motors,
Expires 06/17/2017, Strike Price: $32.00	50	1,000
Expires 09/16/2017, Strike Price: $30.00	100	6,800

The accompanying notes are an integral part of the financial statements.

13

	Contracts	Value
iShares China Large-Capital,
Expires 06/17/2017, Strike Price: $37.00	200	$600
Expires 09/16/2017, Strike Price: $39.50	50	5,950
iShares Russell 2000,
Expires 07/22/2017, Strike Price: $130.00	50	3,650
Expires 10/21/2017, Strike Price: $135.00	175	97,825
iShares U.S. Real Estate,
Expires 06/17/2017, Strike Price: $77.00	150	3,150
Maiden Holdings,
Expires 08/19/2017, Strike Price: $10.00	100	5,000
PBF Energy,
Expires 06/17/2017, Strike Price: $30.00	150	—
Range Resources,
Expires 06/17/2017, Strike Price: $26.00	30	300
Realogy Holdings,
Expires 06/17/2017, Strike Price: $30.00	93	7,533
Regal Entertainment Group,
Expires 06/17/2017, Strike Price: $20.00	50	3,000
Scorpio Bulkers,
Expires 06/17/2017, Strike Price: $7.50	200	1,000
Scorpio Tankers,
Expires 06/17/2017, Strike Price: $4.00	100	500
Expires 10/21/2017, Strike Price: $4.00	100	3,700
Expires 01/20/2018, Strike Price: $4.00	105	4,725
September 17 Calls on VIX,
Expires 09/16/2017, Strike Price: $27.00	100	5,500
SPDR Gold Shares,
Expires 10/21/2017, Strike Price: $129.00	250	27,250
SPDR S&P 500,
Expires 10/21/2017, Strike Price: $235.00	160	71,360
SPDR S&P Oil & Gas Exploration & Production,
Expires 06/17/2017, Strike Price: $33.00	80	8,160
Targa Resources,
Expires 06/17/2017, Strike Price: $50.00	30	13,710
Technology Select Sector SPDR Fund,
Expires 09/16/2017, Strike Price: $54.00	100	8,750
United States Oil Fund,
Expires 06/17/2017, Strike Price: $10.00	50	1,300
Whole Foods Market,
Expires 06/17/2017, Strike Price: $37.00	20	4,200

TOTAL PURCHASED OPTIONS
(Cost $391,478)		$320,868

WRITTEN OPTIONS † (e) - (0.48)%
Aircastle,
Expires 06/17/2017, Strike Price: $22.50	(15)	$(375)
Ally Financial,
Expires 09/16/2017, Strike Price: $16.00	(50)	(2,750)
Ares Capital,
Expires 06/17/2017, Strike Price: $17.00	(9)	(90)
Blackstone Mortgage Trust,
Expires 06/17/2017, Strike Price: $30.00	(30)	(3,150)
Caterpillar,
Expires 06/17/2017, Strike Price: $92.50	(50)	(200)

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

	Contracts	Value
Financial Select Sector SPDR Fund,
Expires 06/17/2017, Strike Price: $22.00	(100)	$(200)
General Motors,
Expires 09/16/2017, Strike Price: $28.00	(100)	(3,400)
iShares Russell 2000,
Expires 07/22/2017, Strike Price: $127.00	(60)	(2,160)
Expires 10/21/2017, Strike Price: $125.00	(175)	(42,000)
iShares U.S. Real Estate,
Expires 06/17/2017, Strike Price: $74.00	(150)	(750)
Kinder Morgan,
Expires 06/17/2017, Strike Price: $19.00	(20)	(1,000)
NRG Yield,
Expires 06/17/2017, Strike Price: $17.50	(70)	(3,500)
ONEOK,
Expires 06/17/2017, Strike Price: $54.50	(40)	(200)
Simon Property Group,
Expires 06/17/2017, Strike Price: $150.00	(10)	(1,480)
SPDR Gold Shares,
Expires 09/16/2017, Strike Price: $129.00	(250)	(23,750)
SPDR S&P 500,
Expires 10/21/2017, Strike Price: $220.00	(160)	(32,000)
SPDR S&P Oil & Gas Exploration & Production,
Expires 06/17/2017, Strike Price: $31.00	(100)	(3,000)
Expires 06/17/2017, Strike Price: $32.00	(5)	(280)
Targa Resources,
Expires 06/17/2017, Strike Price: $48.00	(40)	(10,400)
Technology Select Sector SPDR Fund,
Expires 09/16/2017, Strike Price: $49.00	(100)	(2,658)
WP Carey,
Expires 06/17/2017, Strike Price: $60.00	(25)	(14,000)

TOTAL WRITTEN OPTIONS
(Premiums Received $136,217)		$(147,343)

†

For the year ended May 31, 2017, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

The accompanying notes are an integral part of the financial statements.

15

A list of the open futures contracts held by the Fund at May 31, 2017 is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
CAD Currency	(7)	Jun-2017	$4,845
CBT 5-Year DSF	(30)	Jun-2017	(56,113)
CBT 10-Year DSF	(24)	Jun-2017	(77,309)
Russell 2000 Index E-MINI	(12)	Jun-2017	10,825
S&P 500 Index E-MINI	(7)	Jun-2017	(11,427)
U.S. 2-Year Treasury Note	(8)	Jun-2017	(5,768)
U.S. 5-Year Treasury Note	(5)	Jun-2017	(9,052)
U.S. 10-Year Treasury Note	(31)	Jun-2017	(92,593)
U.S. Long Treasury Bond	(18)	Jun-2017	(96,331)
			$(332,923)

‡	For the year ended May 31, 2017, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Underlying security for a written/purchased option.
(c)	Security considered to be a Master Limited Partnership. At May 31, 2017, these securities amounted to $1,067,949 or 3.50% of total net assets.
(d)	REIT - Real Estate Investment Trust
(e)	Non-income producing security.
(f)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2017.
(g)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2017 is $4,706,018, which represents 15.43% of total net assets.

(h)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2017, these securities amounted to $1,404,822, which represents 4.61% of total net assets.

(i)	The rate shown is the 7-day effective yield as of May 31, 2017.

CAD — Canadian Dollar

CBT — Chicago Board of Trade

Cl — Class

DSF — Deliverable Swap Future

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MLP — Master Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statement of Assets and Liabilities as of May 31, 2017

Assets:
Investments, at fair value (identified cost — $38,512,725)	$40,107,571
Cash	95,568
Receivables:
Due from Broker	762,422
Dividends and interest	384,449
Investment securities sold	58,385
Variation margin	2,620
Capital shares sold	829
Options purchased, at value (cost — $391,478)	320,868
Cash pledged as collateral for futures contracts	279,040
Prepaid expenses	11,649
Total Assets	$42,023,401
Liabilities:
Securities sold short (proceeds — $4,829,012)	$4,794,124
Payables:
Due to Broker	5,984,743
Investment securities purchased	398,865
Capital shares redeemed	47,623
Distributions to Shareholders	40,146
Variation margin	20,371
Investment advisory fees	17,998
Dividend expense on securities sold short	16,424
Shareholder servicing fees	5,223
Administration fees	2,351
Chief Compliance Officer fees	1,041
Trustees' fees	103
Due to Custodian	40
Options written, at value (premiums received — $136,217)	147,343
Other accrued expenses	48,572
Total Liabilities	$11,524,967
Net Assets:	$30,498,434
Net Assets consist of:
Paid-in capital	$32,487,876
Distributions in excess of net investment income	(51,630)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(3,152,884)
Net unrealized appreciation on investments and securities sold short	1,629,734
Net unrealized depreciation on options	(81,736)
Net unrealized depreciation on futures contracts	(332,923)
Net unrealized depreciation on foreign currency translation	(3)
Net Assets	$30,498,434
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 3,197,953 shares outstanding)	$30,498,434
Net Asset Value, offering and redemption price per share — Institutional	$9.54

The accompanying notes are an integral part of the financial statements.

17

Statement of Operations for the fiscal year ended May 31, 2017

Investment Income:
Dividends	$933,745
Interest	1,267,452
Less: Foreign Taxes Withheld	(6,521)
Total investment income	2,194,676
Expenses:
Investment advisory fees	307,317
Shareholder servicing fees	61,464
Dividend expense on securities sold short	213,420
Prime Broker fees	199,591
Professional fees	35,533
Chief Compliance Officer fees	34,098
Accounting and administration fees	27,659
Registration and filing expenses	19,818
Custodian fees	16,425
Printing fees	13,854
Trustees' fees	5,810
Transfer agent fees	4,259
Other	14,149
Total expenses	953,397
Less:
Investment advisory fee waiver	(48,677)
Net expenses	904,720
Net investment income	1,289,956
Realized and unrealized gain (loss) on:
Net realized gain on investments	1,294,864
Net realized loss on investment securities sold short	(718,668)
Net realized loss on futures contracts	(99,922)
Net realized loss on options	(632,855)
Net realized gain on foreign currency transactions	1,590
Net realized loss	(154,991)
Net change in unrealized appreciation/(depreciation) on investments	(118,929)
Net change in unrealized appreciation/(depreciation) on securities sold short	173,160
Net change in unrealized appreciation/(depreciation) on futures contracts	(123,308)
Net change in unrealized appreciation/(depreciation) on options	(65,106)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	28
Net change in unrealized appreciation/(depreciation)	(134,155)
Net realized and unrealized loss	(289,146)
Net increase in net assets resulting from operations:	$1,000,810

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Operations:
Net investment income	$1,289,956	$1,176,511
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(154,991)	(1,714,982)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	(134,155)	307,589
Net increase (decrease) in net assets resulting from operations	1,000,810	(230,882)
Distributions to shareholders from:
Net investment income	(1,231,158)	(1,150,302)
Return of Capital	(183,812)	(100,776)
Total distributions	(1,414,970)	(1,251,078)
Capital share transactions:
Institutional
Shares issued	6,027,493	5,160,527
Shares reinvested	1,101,113	968,777
Shares redeemed	(6,648,392)	(5,241,425)
Increase in net assets from capital share transactions	480,214	887,879
Increase (decrease) in net assets	66,054	(594,081)
Net Assets:
Beginning of year	30,432,380	31,026,461
End of year	$30,498,434	$30,432,380
Distributions in excess of net investment income	$(51,630)	$(103,806)
Share Transactions:
Institutional
Shares issued	625,921	530,259
Shares reinvested	114,934	100,467
Shares redeemed	(693,087)	(542,374)
Increase in shares	47,768	88,352
Institutional outstanding at beginning of year	3,150,185	3,061,833
Institutional at end of year	3,197,953	3,150,185

The accompanying notes are an integral part of the financial statements.

19

Statement of Cash Flows for the fiscal year ended May 31, 2017

Cash Flows from Operating Activities:
Net increase in net assets derived from investment operations	$1,000,810
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(69,322,855)
Proceeds from sale of investments	68,220,347
Purchased options/purchases to cover written options and securities sold short	7,818,783
Proceeds from sale of options/expired options ans securities sold short	(11,377,324)
Amortization (accretion of market discount)	25,301
Net realized gain (loss) on:
Investments	(1,294,864)
Options	632,855
Securities sold short	718,668
Net change in unrealized appreciation (depreciation) on:
Investments	118,929
Options	65,106
Securities sold short	(173,160)
Changes in assets:
Foreign currency	5,024
Dividends and interest	(23,499)
Investment securities sold	297,183
Variation margin receivable	7,700
Due from Broker	137,771
Cash pledged as collateral for futures contracts	26,265
Prepaid expenses	(89)
Changes in liabilities:
Investment securities purchased	(73,206)
Variation margin payable	11,297
Investment advisory fees	(2,171)
Dividend expense on securities sold short	(1,998)
Shareholder servicing fees	153
Administration fees	70
Chief Compliance Officer fees	485
Trustees' fees	(141)
Due to custodian	40
Due to broker	4,184,324
Other accrued expenses	8,555
Net cash provided by operating activities	1,010,359
Cash Flows from Financing Activities:
Shares issued	6,031,322
Distributions to shareholders	(311,949)
Shares redeemed	(6,634,164)
Net cash used in financing activities	(914,791)
Net change in cash	95,568
Cash at beginning of year	—
Cash at end of year	$95,568
Supplemental Non-Cash Activities:
Reinvestment of dividend distributions	$1,101,113

The accompanying notes are an integral part of the financial statements.

20	CCM Alternative Income Fund

Financial Highlights—Per share data
(for a share outstanding throughout each year/period)

		Institutional
	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013@
Net Asset Value, Beginning of Period/Year	$9.66	$10.13	$10.51	$10.00	$0.00
Shares Issued	—	—	—	—	10.00
Investment Operations:
Net investment income(a)	0.40	0.38	0.36	0.22	—
Net realized and unrealized gain (loss) on investments	(0.08)	(0.45)	(0.38)	0.50	—
Total from investment operations	0.32	(0.07)	(0.02)	0.72	—
Distributions from:
Net investment income	(0.38)	(0.37)	(0.34)	(0.21)	—
Net capital gains	—	—	—	— (b)	—
Net return of capital	(0.06)	(0.03)	(0.02)	—	—
Total distributions	(0.44)	(0.40)	(0.36)	(0.21)	—
Net Asset Value, End of Period/Year	$9.54	$9.66	$10.13	$10.51	$10.00
Total return	3.41%	(0.63)%	(0.19)%	7.24%	0.00	%(c)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$30,498	$30,432	$31,026	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver	3.10%	2.83%	2.90%	4.65%	—	%(d)
After fee waiver (e)	2.94%	2.76%	2.62%	2.89%	—	%(d)
Ratio of net investment income to average net assets	4.19%	3.89%	3.47%	2.16%	—	%(d)
Portfolio turnover rate	47%	86%	131%	109%	—	%(f)

@	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(a)	Based on the average daily number of shares outstanding during the period.
(b)	The amount represents less than $0.01 per share.
(c)	Return is for the period indicated and has not been annualized.
(d)	Annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.
(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

21

Notes to Financial Statements May 31, 2017

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2017, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,706,018.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques

22	CCM Alternative Income Fund

used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2017.

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$12,494,517	$—		$12,494,517
Common Stock	10,305,920	—	—		10,305,920
Corporate Bonds	—	4,435,707	—		4,435,707
U.S. Government & Agency Obligations	—	1,160,633	3,227,429		4,388,062
Preferred Stock	—	3,349,119	—		3,349,119
Closed-End Funds	2,171,650	—	—		2,171,650
Asset-Backed Securities	—	446,819	1,478,589		1,925,408
Short-Term Investment	1,037,188	—	—		1,037,188
Total Assets	$13,514,758	$21,886,795	$4,706,018	*	$40,107,571

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(4,059,664)	$—	$—	$(4,059,664)
Exchange Traded Funds	(734,460)	—	—	(734,460)
Total Liabilities	$(4,794,124)	$—	$—	$(4,794,124)

23

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$320,868	$—	$—	$320,868
Written Options	(147,343)	—	—	(147,343)
Futures**
Unrealized Appreciation	15,670	—	—	15,670
Unrealized Depreciation	(348,593)	—	—	(348,593)
Total Other Financial Instruments	$(159,398)	$—	$—	$(159,398)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$3,342,017
Accrued discounts/premiums	(1,495)
Realized gain/(loss)	(1,469)
Change in appreciation/(depreciation)	(56,770)
Purchases	18
Sales	(55,061)
Amortization sold	189
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2017	$3,227,429
Change in unrealized losses included in earnings related to securities still held at reporting date	$(58,724)

24	CCM Alternative Income Fund

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2016	$250,221
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	688
Purchases	1,451,227
Sales	(223,347)
Amortization sold	(200)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2017	$1,478,589
Change in unrealized gains included in earnings related to securities still held at reporting date	$688

For the fiscal year ended May 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the fiscal year ended May 31, 2017, there have been no significant changes to the Fund’s fair value methodologies.

25

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$ 2,341,149	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 8.43 - 17.60 years (13.01 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.18 years - 4.88 years (1.76 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+266 - N+282 (N+271)
			Offered Quotes Variance to Mark	0.76%
U.S. Government & Agency Obligations - USDA Loan	$ 886,280	Matrix Pricing	Structure	40 year term, with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	249/N/5.6CPR
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$ 1,478,589	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	1.78 years - 5.28 years (3.31 years)
			Coupon	3.75% - 5.24% (4.35)%
			Spread to Benchmark	N+180 - N+430 (N+289)
			Offered Quotes Variance to Mark	-0.77%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The

26	CCM Alternative Income Fund

contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are

27

subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2017.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

28	CCM Alternative Income Fund

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the fiscal year ended May 31, 2017.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the fiscal year ended May 31, 2017 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	(2,261)	$(207,417)
Written	(27,248)	(1,889,290)
Expired	6,582	367,347
Closing buys	21,368	1,593,143
Balance at the end of the year	(1,559)	$(136,217)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date

29

of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2017 were as follows:

	Shares	Amount
Institutional
Shares issued	625,921	$6,027,493
Shares reinvested	114,934	1,101,113
Shares redeemed	(693,087)	(6,648,392)
Net Increase	47,768	$480,214

Transactions in shares of the Fund for the fiscal year ended May 31, 2016 were as follows:

	Shares	Amount
Institutional
Shares issued	530,259	$5,160,527
Shares reinvested	100,467	968,777
Shares redeemed	(542,374)	(5,241,425)
Net Increase	88,352	$887,879

30	CCM Alternative Income Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the fiscal year ended May 31, 2017, were as follows:

Purchases:
U.S. Government	$—
Other	36,398,243
Sales and Maturities:
U.S. Government	$104,080
Other	32,409,916

At May 31, 2017, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$38,703,232
Gross unrealized appreciation	2,107,631
Gross unrealized depreciation	(703,292)
Net appreciation on investments	$1,404,339

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

The fair value of derivative instruments as of May 31, 2017, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized appreciation on futures contracts*	$4,845	$—
Interest rate contracts	Net unrealized depreciation on futures contracts*	—	(337,166)
Equity contracts	Net unrealized depreciation on futures contracts*	10,825	(11,427)
	Options purchased, at value/Options written, at value	320,868	(147,343)
		$336,538	$(495,936)

*	Amounts are included in Due from/to broker on the Statement of Assets and Liabilities

31

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2017, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$(6,295)	$12,859	$6,564
Interest rate contracts Futures Contracts	350,553	(248,480)	102,073
Equity contracts Futures Contracts	(444,180)	112,313	(331,867)
Options	(632,855)	(65,106)	(697,961)
	$(732,777)	$(188,414)	$(921,191)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of May 31, 2017				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$2,620	$(20,371)	$(17,751)	$—	$—	$(17,751)
Total	$2,620	$(20,371)	$(17,751)	$—	$—	$(17,751)

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2017				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$4,794,124	$4,794,124	$—	$(4,794,124)	$—
Total	$—	$4,794,124	$4,794,124	$—	$(4,794,124)	$—

32	CCM Alternative Income Fund

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2017, the Advisor was entitled to receive advisory fees of $307,317.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the fiscal year ended May 31, 2017, the Advisor paid the Sub-Advisor $192,252 in sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2018. For the fiscal year ended May 31, 2017, the Fund incurred expenses under the Services Plan of $61,464.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2017 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor waived $48,677 of these fees. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

33

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2017, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, partnerships, Passive Foreign Investment Companies and return of capital, were reclassified to/from the following accounts:

This reclassification had no effect on net asset value per share.

Increase Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$177,190	$7,779	$(184,969)

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2017	Fiscal Year Ended May 31, 2016
Distributions declared from:
Ordinary income	$1,231,158	$1,150,302
Return of Capital	183,812	100,776
Total Distributions	$1,414,970	$1,251,078

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2017, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(2,641,929)
Post-October losses	(317,475)
Other temporary differences	(380,317)
Unrealized appreciation, net	1,350,279
Accumulated losses, net	$(1,989,442)

34	CCM Alternative Income Fund

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2017, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$2,490,506	$151,423	$2,641,929

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio

35

composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 9 –SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements, other than the item noted below.

Effective June 7, 2017, the Board of Trustees of the Trust approved the termination of Badge Investment Partners LLC (“Badge”) as a sub-adviser to the Fund. Effective upon the termination of Badge, Community Capital Management, Inc. (“CCM”), investment adviser to the Fund, manages the portion of the Fund previously managed by Badge, and Andrew J. Cowen and Thomas R. Lott became employees of CCM and continue to serve as portfolio managers to the Fund.

36	CCM Alternative Income Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
CCM Alternative Income Fund

We have audited the accompanying statement of assets and liabilities of CCM Alternative Income Fund (the “Fund”), including the schedule of investments, as of May 31, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2017, and the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

New York, New York

July 28, 2017

37

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2017:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
13.01%	0.00%	86.99%	100.00%	27.59%	38.57%	7.90%	58.94%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

38	CCM Alternative Income Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

39

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 67	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 80	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 81	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 61	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 82	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 77	President	1/29/04	Vice Chair, Community Capital Management, Inc. since February 2016; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 45	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

				N/A	N/A

40	CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 46	Treasurer	4/1/14

Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.

				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 49	Chief Compliance Officer	12/18/09

President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.

				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 57	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
4.

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

41

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At a meeting held on April 27-28, 2017, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved (1) the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) and (2) the continuation of the Sub-Advisory Agreement between the Advisor and Sub-Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement and Sub-Advisory Agreement, in particular, letters from the Advisor and Sub-Advisor responding to specific questions from the Trustees relating to the Advisory Agreement and Sub-Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s/Sub-Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s/Sub-Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s/Sub-Advisor’s investment philosophy and process; (iv) the Advisor’s/Sub-Advisor’s assets under management; (v) the current advisory/sub-advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory/sub-advisory fee and expenses as compared to other funds; (vii) the Advisor’s and Sub-Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor/Sub-Advisor arising from its advisory/sub-advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement, including the matters covered at the April 7, 2017 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor and Sub-Advisor relating to the Advisory Agreement and Sub-Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement and Sub-Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor and Sub-Advisor have the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor and Sub-Advisor would provide to the Fund under the Advisory Agreement and Sub-Advisory Agreement, respectively, and the expenses incurred by the Advisor and Sub-Advisor in the performance of such services, the compensation to be paid to the Advisor and Sub-Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s and Sub-Advisor’s direct and indirect expenses in providing advisory and sub-advisory services to the Fund was reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and Sub-Advisor with respect to the Fund for an additional one-year period.

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

May 31, 2017

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CRA Qualified Investment Fund Annual Report to Shareholders for the year ended May 31, 2017.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $6.6 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,
John Taylor
Chairman, Board of Trustees

2	The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	33
Statement of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	37
Notes to Financial Statements	40
Report of Independent Registered Public Accounting Firm	52
Notice to Shareholders	53
Trustees and Officers	54
Approval of Advisory Agreement	57

3

Manager’s Discussion & Analysis

The unexpected victory by Donald Trump as the 45th President of the United States shook the broad markets in late 2016 with ongoing ramifications through mid-year 2017.

For the twelve months ending May 31, 2017, the stock market (as measured by the S&P 500 Index) returned 17.46% and the Barclays U.S. Aggregate Bond Index (the “Agg”) returned 1.58%. Calendar year-to-date, the stock market returned 8.66% and the bond market is up 2.38%. Economic indicators continue to show mixed results with inflation oscillating around the 2% Federal Reserve (“The Fed”) target. The Fed raised the Federal Funds rate two times over the past twelve months.

The yield curve shifted upward on a parallel basis during the fiscal year ended May 31, 2017 with two-year Treasury yields rising 41 basis points (0.41%) and 10-year Treasury yields rising 37 basis points (0.37%). As of May 31, 2017, the yield on the 10-year bond was 2.21%.

During the twelve-month period ended May 31, 2017, the Fund’s three share classes underperformed the Agg. The CRA Share Class returned 0.44%, the Institutional Share Class returned 0.90% and the Retail Share Class returned 0.64%. For the same period, the Agg had a total return of 1.58%.

The relative underperformance is mainly attributable to the outperformance of the U.S. Credit sector, which was the highest performing sector (as measured by the U.S. Credit subsector). U.S. Credit returned 3.89% compared to 0.07% return for U.S. Government (as measured by the U.S. Government sub-sector) and 1.16% for U.S. MBS securities (as measured by the U.S. MBS sub-sector). Given the Fund’s mandate, it has a de minimis exposure to corporate bonds.

Under normal circumstances, Community Capital Management, Inc. manages the duration of the Fund within 0% to -20% range of the Agg. At the end of May 2017, duration was 5.11 years versus the Index’s duration of 5.95 years.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 5%.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2017 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2017	Five Years Ended May 31, 2017	Ten Years Ended May 31, 2017	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	0.44%	1.25%	3.39%	4.16%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	0.90%	1.71%	3.84%	4.42%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	0.64%	1.37%	3.49%	4.21%**
Barclays U.S. Aggregate Bond Index	1.58%	2.24%	4.46%	5.17%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2017 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007, adjusted to reflect the distribution fees paid by the CRA Shares.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2017 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007, adjusted to reflect the distribution fees paid by the CRA Shares.

5

Top Ten Holdings*
(% of Net Assets)

FNMA Multifamily, 3.39%, 03/01/2033	0.68%
FNMA Single Family, 3.50%, 03/01/2046	0.67%
FNMA Single Family, 3.50%, 01/01/2046	0.66%
GNMA Multifamily, Cl EA 2.65%, 08/15/2058	0.59%
FNMA Single Family, 3.50%, 02/01/2046	0.55%
FNMA Single Family, 3.00%, 08/01/2046	0.54%
FNMA Single Family, 3.50%, 07/01/2045	0.52%
GNMA Multifamily, Cl AH 2.25%, 03/16/2050	0.49%
GNMA Multifamily, 3.10%, 09/15/2055	0.49%
GNMA Multifamily, Ser 2017-46 , Cl A 2.50%, 11/16/2057	0.49%
5.68%

*	Excludes Short-Term Investments

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	1.09%
Certificates of Deposit	0.06%
Corporate Bonds	0.59%
FGLMC Single Family	3.88%
FHA Project Loans	0.50%
FNMA Multifamily	15.79%
FNMA Single Family	23.59%
GNMA Multifamily	22.40%
GNMA Single Family	2.29%
HUD	0.51%
Money Market Fund	2.95%
Municipal Bonds	22.03%
Small Business Administration	3.93%
Small Business Administration Participation Certificates	0.01%
U.S. Treasury Bonds	0.81%
USDA Loan	0.04%
Liabilities in Excess of Other Assets	(0.47)%
100.00%

6	The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2016 and held for the six-month period ended May 31, 2017.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period* December 1, 2016 Through May 31, 2017
Actual	CRA Shares	$1,000.00	$1,018.30	$4.53
	Institutional Shares	1,000.00	1,020.60	2.27
	Retail Shares	1,000.00	1,018.80	4.03
Hypothetical	CRA Shares	$1,000.00	$1,020.44	$4.53
(5% return	Institutional Shares	1,000.00	1,022.69	2.27
before expenses)	Retail Shares	1,000.00	1,020.94	4.03

*
Expenses are equal to the annualized expense ratios of 0.90%, 0.45%, and 0.80% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.83%, 2.06% and 1.88% for the period December 1, 2016 to May 31, 2017 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2017

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.94%
FGLMC Single Family - 3.88%
Pool Q16506, 3.00%, 02/01/2043	$47,380	$47,802
Pool Q40627, 3.00%, 05/01/2046	6,607,908	6,644,595
Pool Q41877, 3.00%, 07/01/2046	6,503,006	6,539,112
Pool Q43158, 3.00%, 09/01/2046	3,218,728	3,236,599
Pool Q44344, 3.00%, 11/01/2046	1,284,125	1,291,254
Pool Q44395, 3.00%, 11/01/2046	3,596,701	3,616,670
Pool Q45623, 3.00%, 01/01/2047	6,006,550	6,043,421
Pool Q07121, 3.50%, 04/01/2042	585,075	607,121
Pool Q07398, 3.50%, 04/01/2042	129,941	134,796
Pool Q37430, 3.50%, 11/01/2045	3,059,180	3,162,698
Pool Q38376, 3.50%, 01/01/2046	6,838,784	7,071,744
Pool Q39359, 3.50%, 03/01/2046	5,529,404	5,716,510
Pool Q40641, 3.50%, 05/01/2046	3,232,692	3,342,816
Pool Q45628, 3.50%, 01/01/2047	6,340,448	6,554,999
Pool Q47221, 3.50%, 03/01/2047	1,462,135	1,511,611
Pool Q48279, 3.50%, 05/01/2047	1,785,152	1,846,989
Pool A95574, 4.00%, 12/01/2040	223,745	237,946
Pool A97097, 4.00%, 02/01/2041	124,105	131,135
Pool A97712, 4.00%, 03/01/2041	509,277	542,906
Pool Q03658, 4.00%, 10/01/2041	486,318	514,663
Pool Q04226, 4.00%, 10/01/2041	316,086	333,990
Pool Q39374, 4.00%, 03/01/2046	120,199	127,109
Pool Q47223, 4.00%, 03/01/2047	2,612,632	2,761,220
Pool Q47775, 4.00%, 04/01/2047	1,752,638	1,856,806
Pool Q48287, 4.00%, 05/01/2047	4,693,604	4,960,555
Pool A91363, 4.50%, 03/01/2040	329,268	355,192
Pool A91756, 4.50%, 03/01/2040	381,673	414,285
Pool A92905, 4.50%, 06/01/2040	138,449	149,349
Pool A93467, 4.50%, 08/01/2040	300,522	325,735
Pool Q01597, 4.50%, 05/01/2041	308,684	332,987
Pool Q02377, 4.50%, 07/01/2041	278,844	300,798
Pool Q47624, 4.50%, 04/01/2047	1,459,809	1,582,410
Pool Q48294, 4.50%, 05/01/2047	1,367,647	1,482,511
Pool A68734, 5.00%, 07/01/2037	20,799	22,776
Pool A91364, 5.00%, 03/01/2040	428,818	471,887
Pool A91757, 5.00%, 04/01/2040	56,736	62,187
Pool A92906, 5.00%, 07/01/2040	319,010	350,792
Pool A56707, 5.50%, 01/01/2037	70,817	78,580
Pool A58653, 5.50%, 03/01/2037	115,101	127,708
Pool A68746, 5.50%, 10/01/2037	149,015	165,368
Pool A76192, 5.50%, 04/01/2038	305,507	340,587
Pool A76444, 5.50%, 04/01/2038	116,362	129,075
Pool A78742, 5.50%, 06/01/2038	1,004,830	1,117,401
Pool G06072, 6.00%, 06/01/2038	644,984	732,102
Pool G06073, 6.50%, 10/01/2037	933,420	1,093,400
		78,470,197
FHA Project Loans - 0.50%
Pool 023-98141, 6.00%, 03/01/2047 (a)	2,973,004	3,105,135
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,659,147	6,032,607
Pool 023-98146, 6.51%, 07/01/2047 (a)	605,106	644,198

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 034-A35271, 6.95%, 06/01/2035 (a)	$258,012	$257,318
Pool Reilly, 7.43%, 08/25/2021 (a)	82,026	81,862
		10,121,120
FNMA Multifamily - 15.79%
Pool AM8728, 1.09%, 05/01/2025 (b)	5,753,945	5,695,543
Pool AN1342, 1.11%, 05/01/2026 (b)	750,000	748,447
Pool AM6550, 1.21%, 01/01/2019	183,525	182,606
Pool AM4462, 1.23%, 11/01/2023 (b)	1,138,035	1,142,785
Pool AM4701, 1.28%, 11/01/2023 (b)	3,773,616	3,778,831
Pool AM1758, 1.69%, 12/01/2019	1,379,688	1,375,637
Pool AM2208, 1.81%, 01/01/2020	688,445	687,416
Pool AN2159, 2.06%, 12/01/2022	1,482,760	1,461,762
Pool AM1082, 2.21%, 10/01/2019	2,201,640	2,201,625
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,341,137
Pool 471510, 2.29%, 06/01/2019	683,017	689,700
Pool AM2024, 2.30%, 01/01/2023	1,006,747	1,007,591
Pool AN1684, 2.30%, 06/01/2023	2,760,000	2,776,665
Pool AM2274, 2.31%, 01/01/2023	507,167	509,581
Pool AM1114, 2.34%, 11/01/2022	3,431,028	3,449,306
Pool AN4892, 2.35%, 01/01/2022	2,200,000	2,226,525
Pool AM1718, 2.46%, 02/01/2023	925,616	938,247
Pool AM2198, 2.48%, 01/01/2023	1,882,646	1,920,517
Pool AN2189, 2.52%, 07/01/2026	480,000	476,666
Pool AN3584, 2.53%, 11/01/2028	1,000,000	967,839
Pool AN1381, 2.56%, 08/01/2026	1,973,915	1,967,423
Pool AM3905, 2.57%, 07/01/2018	593,640	594,149
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,835,477
Pool AM8016, 2.60%, 02/01/2022	2,186,316	2,230,817
Pool AM8148, 2.68%, 03/01/2027	5,000,000	5,008,096
Pool AN1428, 2.69%, 04/01/2026	1,531,233	1,545,715
Pool 469829, 2.72%, 12/01/2018	271,792	275,634
Pool AN0668, 2.75%, 10/01/2021	5,085,875	5,242,125
Pool AN0761, 2.75%, 10/01/2021	2,840,366	2,927,013
Pool AN0777, 2.75%, 11/01/2021	5,784,623	5,962,933
Pool AM9007, 2.78%, 05/01/2025	966,400	987,908
Pool AN0454, 2.80%, 02/01/2026	1,194,905	1,216,078
Pool AM8561, 2.82%, 04/01/2025	3,372,001	3,469,780
Pool 466009, 2.84%, 09/01/2017	1,768,098	1,766,461
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,667,257
Pool AN0876, 2.85%, 02/01/2026	1,467,897	1,499,379
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,283,531
Pool 471460, 2.88%, 06/01/2022	1,602,260	1,659,652
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,684,214
Pool AM7627, 2.95%, 01/01/2025	5,500,000	5,681,926
Pool 471372, 2.96%, 05/01/2022	364,731	378,975
Pool AM8317, 2.96%, 03/01/2025	193,404	199,773
Pool AM9592, 2.97%, 01/01/2023	1,793,525	1,865,136
Pool AM3663, 2.97%, 07/01/2023	938,488	976,986
Pool AN5536, 2.97%, 05/01/2027	4,225,000	4,308,853
Pool AN0476, 3.01%, 12/01/2025	2,342,073	2,415,896
Pool AN0915, 3.01%, 02/01/2026	2,302,962	2,372,135
Pool AN3489, 3.02%, 11/01/2031	1,330,798	1,336,276
Pool AM7831, 3.04%, 01/01/2025	1,959,994	2,036,205
Pool AN3838, 3.05%, 01/01/2022	497,669	516,905
Pool 470211, 3.06%, 12/01/2021	2,276,967	2,371,537

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool AN5273, 3.06%, 05/01/2027	$415,000	$426,171
Pool 470607, 3.08%, 03/01/2022	205,528	214,492
Pool FN Northland Woods, 3.09%, 06/30/2026 (a)	1,580,000	1,615,996
Pool 470619, 3.10%, 03/01/2022	1,610,839	1,676,864
Pool 470756, 3.12%, 03/01/2022	274,780	275,001
Pool 471117, 3.12%, 05/01/2022	501,771	524,987
Pool 471333, 3.12%, 08/01/2022	1,555,179	1,602,046
Pool AM9429, 3.12%, 07/01/2025	1,454,636	1,515,443
Pool AM6769, 3.15%, 09/01/2024	7,673,547	7,978,353
Pool AN4301, 3.15%, 01/01/2027	1,000,000	1,032,927
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,429,811
Pool AM7796, 3.16%, 02/01/2022	1,909,609	1,990,499
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,296,478
Pool AN4133, 3.21%, 01/01/2033	745,694	768,739
Pool AM8227, 3.21%, 03/01/2033	2,071,505	2,054,884
Pool AM9393, 3.23%, 07/01/2025	3,887,253	4,063,030
Pool AN5192, 3.23%, 04/01/2027	3,731,394	3,877,799
Pool AM9780, 3.31%, 03/01/2031	1,472,788	1,505,699
Pool AM6620, 3.34%, 08/01/2024	2,008,945	2,127,101
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,102,943
Pool AN4505, 3.36%, 02/01/2032	1,000,000	1,041,855
Pool 470414, 3.37%, 01/01/2022	458,524	457,869
Pool AM3973, 3.37%, 07/01/2023	3,430,437	3,624,713
Pool AN4770, 3.38%, 03/01/2027	4,384,033	4,608,409
Pool AN4978, 3.39%, 03/01/2033	13,250,000	13,794,952
Pool AM9489, 3.40%, 07/01/2030	4,892,550	5,041,066
Pool AN5418, 3.40%, 05/01/2033	385,000	397,528
Pool AM5883, 3.41%, 05/01/2024	3,304,076	3,510,231
Pool AM5986, 3.44%, 06/01/2026	4,600,000	4,849,306
Pool AN4404, 3.45%, 01/01/2027	2,706,553	2,808,667
Pool AN0092, 3.45%, 11/01/2032	3,710,244	3,901,222
Pool 469683, 3.54%, 11/01/2021	1,593,320	1,685,312
Pool AN0860, 3.54%, 02/01/2031	2,226,182	2,341,203
Pool AM6060, 3.55%, 06/01/2029	1,912,998	2,026,332
Pool 471656, 3.60%, 06/01/2030	753,035	781,943
Pool AM7220, 3.60%, 11/01/2032	1,014,046	1,020,547
Pool AM4667, 3.69%, 11/01/2023	1,144,635	1,227,043
Pool AN4782, 3.69%, 02/01/2037	1,693,640	1,781,903
Pool AN1108, 3.76%, 03/01/2046	3,092,046	3,215,662
Pool AM7937, 3.77%, 06/01/2045	971,306	1,005,839
Pool AN0582, 3.78%, 01/01/2031	416,902	447,851
Pool AN4171, 3.79%, 01/01/2035	845,836	913,194
Pool AM3096, 3.79%, 05/01/2043	369,000	389,721
Pool 469075, 3.82%, 09/01/2021	687,124	732,598
Pool AM9376, 3.83%, 07/01/2045	487,043	493,646
Pool 466973, 3.85%, 01/01/2021	2,138,672	2,266,042
Pool 469094, 3.90%, 09/01/2026	177,752	188,021
Pool 468980, 3.95%, 09/01/2021	730,322	782,015
Pool AN0360, 3.95%, 12/01/2045	5,000,000	5,256,919
Pool 468263, 3.98%, 06/01/2021	4,554,884	4,868,243
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,080,829
Pool AM4154, 4.08%, 08/01/2025	1,021,228	1,120,857
Pool AM2974, 4.10%, 04/01/2043	1,114,399	1,203,556
Pool AN4676, 4.10%, 03/01/2047	1,346,773	1,450,662
Pool 470044, 4.15%, 01/01/2027	2,406,394	2,639,569

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AM5197, 4.20%, 01/01/2030	$3,225,578	$3,559,656
Pool 465435, 4.22%, 07/01/2020	429,556	456,538
Pool 467052, 4.23%, 01/01/2021	910,460	975,376
Pool 467899, 4.23%, 04/01/2021	430,450	462,745
Pool 469501, 4.28%, 11/01/2029	1,292,187	1,418,576
Pool 467460, 4.33%, 04/01/2021	727,350	784,415
Pool AM5386, 4.37%, 03/01/2030	1,058,642	1,180,432
Pool 463873, 4.38%, 11/01/2019	393,124	415,928
Pool 464855, 4.38%, 04/01/2020	859,151	912,058
Pool 467315, 4.46%, 02/01/2021	370,099	399,646
Pool 467732, 4.57%, 04/01/2021	272,955	296,858
Pool 469625, 4.68%, 11/01/2041	2,365,750	2,624,583
Pool 468251, 4.76%, 06/01/2026	579,553	648,595
Pool 464133, 4.85%, 01/01/2025	1,987,168	2,221,334
Pool 387517, 5.02%, 08/01/2020	596,097	640,682
Pool 463944, 5.06%, 12/01/2024	1,960,902	2,216,112
Pool 466907, 5.13%, 03/01/2026	388,287	444,027
Pool 387215, 5.19%, 01/01/2023	426,532	468,240
Pool 465394, 5.20%, 03/01/2026	522,540	589,491
Pool 385993, 5.23%, 04/01/2021	3,406,944	3,507,626
Pool 463895, 5.25%, 10/01/2025	3,136,290	3,587,600
Pool 468996, 5.27%, 06/01/2029	1,161,402	1,300,948
Pool 468520, 5.29%, 01/01/2028	1,389,964	1,589,862
Pool 958081, 5.36%, 01/01/2019	666,140	691,744
Pool 464523, 5.51%, 07/01/2024	1,030,036	1,195,290
Pool 874487, 5.52%, 05/01/2025	486,282	567,077
Pool 873550, 5.55%, 04/01/2024	222,268	254,370
Pool 463000, 5.58%, 08/01/2021	1,226,838	1,365,310
Pool 467505, 5.66%, 03/01/2023	804,601	924,442
Pool 874481, 5.75%, 04/01/2022	3,396,733	3,756,411
Pool 463507, 5.76%, 03/01/2027	3,294,221	3,881,196
Pool 873731, 5.88%, 07/01/2023	1,186,017	1,331,628
Pool 465990, 5.94%, 07/01/2027	455,951	531,875
Pool 387005, 5.95%, 06/01/2022	337,863	379,080
Pool 873949, 5.95%, 09/01/2024	1,225,121	1,369,845
Pool 463657, 5.96%, 10/01/2027	1,092,881	1,300,589
Pool 463839, 5.96%, 11/01/2027	646,123	755,984
Pool 873679, 6.10%, 06/01/2024	430,110	490,334
Pool 467914, 6.10%, 04/01/2041	513,265	638,388
Pool 463997, 6.12%, 12/01/2027	946,573	1,062,499
Pool 958614, 6.22%, 04/01/2027	356,867	415,578
Pool 464836, 6.23%, 03/01/2028	1,671,850	1,905,950
Pool 465259, 6.29%, 04/01/2028	1,234,270	1,399,740
Pool 385229, 6.33%, 09/01/2017	1,026,335	1,028,813
Pool 465260, 6.33%, 06/01/2028	1,513,676	1,736,935
Pool 464254, 6.34%, 11/01/2027	2,497,494	2,784,608
Pool 464969, 6.34%, 04/01/2028	2,538,216	3,093,945
Pool 464890, 6.37%, 04/01/2028	1,439,916	1,622,839
Pool 874736, 6.43%, 10/01/2025	435,204	493,930
Pool 464632, 6.50%, 02/01/2028	474,850	571,876
Pool 465588, 6.55%, 07/01/2028	575,918	701,825
Pool 466756, 6.59%, 12/01/2028	1,755,012	2,197,003
Pool 464473, 6.60%, 02/01/2040	1,046,159	1,313,505
Pool 464573, 6.72%, 02/01/2040	2,223,431	2,620,207
Pool 466595, 6.78%, 11/01/2025	3,610,783	4,328,022

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool 469854, 8.26%, 12/01/2026	$1,588,072	$1,909,255
		319,218,680
FNMA Single Family - 23.59%
Pool AB6333, 3.00%, 09/01/2042	877,839	887,518
Pool AP7482, 3.00%, 09/01/2042	795,195	803,962
Pool AP9712, 3.00%, 09/01/2042	495,258	500,719
Pool AB7486, 3.00%, 12/01/2042	1,390,216	1,401,081
Pool AR5591, 3.00%, 01/01/2043	83,736	84,659
Pool AB8571, 3.00%, 02/01/2043	1,766,379	1,785,856
Pool AT1983, 3.00%, 04/01/2043	987,851	998,642
Pool AB9496, 3.00%, 05/01/2043	98,230	99,313
Pool AR6415, 3.00%, 05/01/2043	665,310	672,578
Pool AT0343, 3.00%, 05/01/2043	372,107	376,095
Pool AS7134, 3.00%, 05/01/2046	2,616,611	2,632,505
Pool AS7340, 3.00%, 06/01/2046	7,669,293	7,715,877
Pool BC1141, 3.00%, 06/01/2046	1,814,208	1,825,228
Pool AS7521, 3.00%, 07/01/2046	6,250,984	6,288,954
Pool BD0472, 3.00%, 07/01/2046	1,758,289	1,768,970
Pool AS7816, 3.00%, 08/01/2046	10,800,245	10,865,848
Pool BC2796, 3.00%, 08/01/2046	5,213,769	5,245,438
Pool AS7899, 3.00%, 09/01/2046	5,898,959	5,934,791
Pool BD6343, 3.00%, 09/01/2046	1,576,066	1,586,409
Pool AS8079, 3.00%, 10/01/2046	5,624,257	5,658,420
Pool BC4722, 3.00%, 10/01/2046	2,990,875	3,009,043
Pool AS8290, 3.00%, 11/01/2046	6,089,774	6,126,764
Pool AS8463, 3.00%, 12/01/2046	6,834,090	6,875,601
Pool BC9073, 3.00%, 12/01/2046	4,826,936	4,856,256
Pool BD7042, 3.00%, 03/01/2047	1,283,067	1,290,964
Pool AP2097, 3.50%, 08/01/2042	98,753	102,520
Pool AS0092, 3.50%, 07/01/2043	458,163	473,702
Pool AU1769, 3.50%, 08/01/2043	1,006,234	1,040,275
Pool AX3104, 3.50%, 09/01/2044	930,592	962,186
Pool AX0901, 3.50%, 10/01/2044	411,831	425,627
Pool AS3724, 3.50%, 11/01/2044	758,031	783,424
Pool AX2559, 3.50%, 11/01/2044	343,467	356,297
Pool AS3925, 3.50%, 12/01/2044	291,771	301,545
Pool AX4858, 3.50%, 12/01/2044	3,146,114	3,251,507
Pool AY1745, 3.50%, 12/01/2044	996,677	1,030,306
Pool AS4238, 3.50%, 01/01/2045	580,451	600,021
Pool AX7551, 3.50%, 01/01/2045	2,735,348	2,827,633
Pool AS4392, 3.50%, 02/01/2045	433,931	449,035
Pool AY4388, 3.50%, 02/01/2045	1,792,104	1,858,994
Pool AS4536, 3.50%, 03/01/2045	1,483,592	1,533,291
Pool AX9585, 3.50%, 03/01/2045	3,133,482	3,238,451
Pool AY5019, 3.50%, 03/01/2045	1,429,562	1,477,451
Pool AS4738, 3.50%, 04/01/2045	3,239,862	3,348,395
Pool AY1387, 3.50%, 04/01/2045	1,210,061	1,250,597
Pool AS4913, 3.50%, 05/01/2045	4,805,247	4,966,219
Pool AY3458, 3.50%, 05/01/2045	3,343,218	3,455,918
Pool AY8252, 3.50%, 05/01/2045	1,505,247	1,557,035
Pool AY8271, 3.50%, 05/01/2045	1,460,377	1,509,299
Pool AS5117, 3.50%, 06/01/2045	5,487,213	5,671,030
Pool AZ2274, 3.50%, 06/01/2045	1,439,011	1,487,217
Pool AZ2316, 3.50%, 06/01/2045	1,204,918	1,245,282
Pool TBA, 3.50%, 06/15/2045	2,144,128	2,214,712

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AS5351, 3.50%, 07/01/2045	$8,243,168	$8,519,308
Pool AZ0805, 3.50%, 07/01/2045	10,106,308	10,444,861
Pool AZ5686, 3.50%, 07/01/2045	1,437,061	1,485,202
Pool AS5579, 3.50%, 08/01/2045	2,699,966	2,790,413
Pool AZ5696, 3.50%, 08/01/2045	1,022,693	1,057,892
Pool AS5767, 3.50%, 09/01/2045	6,301,989	6,513,101
Pool AZ2904, 3.50%, 09/01/2045	3,545,008	3,663,763
Pool AZ9193, 3.50%, 09/01/2045	1,162,334	1,201,310
Pool AS5917, 3.50%, 10/01/2045	4,986,882	5,153,938
Pool AZ4755, 3.50%, 10/01/2045	2,657,786	2,750,596
Pool AS6127, 3.50%, 11/01/2045	3,690,497	3,814,126
Pool AS6309, 3.50%, 12/01/2045	5,439,526	5,621,746
Pool BC0066, 3.50%, 12/01/2045	4,885,880	5,050,747
Pool AS6467, 3.50%, 01/01/2046	12,893,228	13,325,141
Pool AS6616, 3.50%, 02/01/2046	9,068,108	9,371,882
Pool BC0223, 3.50%, 02/01/2046	10,763,213	11,123,772
Pool BC0226, 3.50%, 02/01/2046	1,680,533	1,736,829
Pool AS6785, 3.50%, 03/01/2046	13,107,401	13,546,489
Pool AS6956, 3.50%, 04/01/2046	5,370,057	5,549,949
Pool BC0801, 3.50%, 04/01/2046	5,642,244	5,831,255
Pool AS7135, 3.50%, 05/01/2046	1,817,446	1,878,859
Pool BC6041, 3.50%, 05/01/2046	4,926,821	5,091,866
Pool BD0456, 3.50%, 06/01/2046	1,596,695	1,650,183
Pool BC9068, 3.50%, 12/01/2046	2,244,005	2,319,862
Pool AS8635, 3.50%, 01/01/2047	7,745,275	8,004,736
Pool AS8808, 3.50%, 02/01/2047	3,973,173	4,106,271
Pool AS8918, 3.50%, 03/01/2047	8,174,461	8,448,299
Pool BD7046, 3.50%, 03/01/2047	8,284,306	8,561,824
Pool BE7198, 3.50%, 03/01/2047	1,767,678	1,832,059
Pool AS9380, 3.50%, 04/01/2047	6,449,879	6,665,944
Pool BH1139, 3.50%, 04/01/2047	1,879,335	1,942,641
Pool BH1158, 3.50%, 04/01/2047	1,314,971	1,359,021
Pool AS9548, 3.50%, 05/01/2047	7,969,847	8,236,830
Pool BD2416, 3.50%, 05/01/2047	4,627,222	4,782,230
Pool AC1837, 4.00%, 08/01/2039	410,725	436,461
Pool AE5434, 4.00%, 10/01/2040	453,644	482,847
Pool AE9905, 4.00%, 10/01/2040	264,410	279,763
Pool AE7634, 4.00%, 11/01/2040	713,503	758,722
Pool AE7705, 4.00%, 11/01/2040	374,021	395,349
Pool AE8205, 4.00%, 11/01/2040	307,122	325,686
Pool AE8779, 4.00%, 12/01/2040	82,899	87,626
Pool AH0540, 4.00%, 12/01/2040	48,605	51,376
Pool AH2978, 4.00%, 01/01/2041	522,804	554,632
Pool AH2979, 4.00%, 01/01/2041	241,825	257,117
Pool AH5274, 4.00%, 01/01/2041	984,431	1,044,527
Pool AH5643, 4.00%, 01/01/2041	509,347	541,894
Pool AH5665, 4.00%, 02/01/2041	799,183	848,427
Pool AH5670, 4.00%, 02/01/2041	458,828	486,656
Pool AH5671, 4.00%, 02/01/2041	558,116	592,421
Pool AH5672, 4.00%, 02/01/2041	299,683	319,519
Pool AH6770, 4.00%, 03/01/2041	366,825	388,781
Pool AH7282, 4.00%, 03/01/2041	705,989	748,648
Pool AH8877, 4.00%, 04/01/2041	329,312	351,063
Pool AI0124, 4.00%, 04/01/2041	86,388	91,624
Pool AI9871, 4.00%, 09/01/2041	884,902	938,652

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool AJ3460, 4.00%, 09/01/2041	$330,170	$349,988
Pool AJ4024, 4.00%, 10/01/2041	531,683	563,869
Pool AJ5285, 4.00%, 11/01/2041	620,069	657,731
Pool AJ7662, 4.00%, 12/01/2041	605,787	642,503
Pool AU9998, 4.00%, 09/01/2043	1,556,474	1,648,860
Pool AS0716, 4.00%, 10/01/2043	2,784,451	2,946,864
Pool AU6713, 4.00%, 10/01/2043	1,444,548	1,531,552
Pool AU6721, 4.00%, 10/01/2043	1,205,592	1,276,839
Pool AU8404, 4.00%, 10/01/2043	1,067,889	1,131,265
Pool AV0191, 4.00%, 10/01/2043	348,012	367,856
Pool AV0214, 4.00%, 10/01/2043	933,765	989,388
Pool AS0929, 4.00%, 11/01/2043	1,620,361	1,713,680
Pool AU6992, 4.00%, 11/01/2043	1,212,436	1,292,264
Pool AU6999, 4.00%, 11/01/2043	2,152,683	2,292,451
Pool AU7007, 4.00%, 11/01/2043	2,274,414	2,405,912
Pool AS1368, 4.00%, 12/01/2043	1,255,533	1,327,126
Pool AV0670, 4.00%, 12/01/2043	2,723,556	2,880,396
Pool AS1427, 4.00%, 01/01/2044	1,084,682	1,153,771
Pool AV2348, 4.00%, 01/01/2044	3,577,445	3,786,907
Pool AV6342, 4.00%, 01/01/2044	1,546,569	1,638,689
Pool AW0278, 4.00%, 01/01/2044	701,327	743,690
Pool AS1671, 4.00%, 02/01/2044	1,196,090	1,271,849
Pool AV5020, 4.00%, 02/01/2044	3,151,108	3,333,728
Pool AS1877, 4.00%, 03/01/2044	771,701	817,036
Pool AV7087, 4.00%, 03/01/2044	3,046,376	3,220,839
Pool AS2127, 4.00%, 04/01/2044	1,081,223	1,142,877
Pool AV7157, 4.00%, 04/01/2044	5,168,520	5,463,239
Pool AW0985, 4.00%, 05/01/2044	5,257,761	5,557,569
Pool AW3597, 4.00%, 06/01/2044	4,642,607	4,907,338
Pool AW5358, 4.00%, 06/01/2044	924,467	979,357
Pool AW6680, 4.00%, 06/01/2044	2,179,305	2,303,573
Pool AS2826, 4.00%, 07/01/2044	4,612,684	4,875,708
Pool AW8968, 4.00%, 07/01/2044	1,876,488	1,983,489
Pool AS3009, 4.00%, 08/01/2044	2,376,414	2,511,921
Pool AW8540, 4.00%, 08/01/2044	716,669	757,535
Pool AW9273, 4.00%, 08/01/2044	1,297,216	1,372,396
Pool AS3247, 4.00%, 09/01/2044	2,125,893	2,247,115
Pool AS3493, 4.00%, 10/01/2044	2,072,426	2,190,600
Pool AX0902, 4.00%, 10/01/2044	1,404,956	1,485,069
Pool AX3165, 4.00%, 10/01/2044	682,054	720,946
Pool AS3951, 4.00%, 11/01/2044	455,467	483,180
Pool AX2558, 4.00%, 11/01/2044	703,670	745,530
Pool AX4856, 4.00%, 12/01/2044	2,037,557	2,167,347
Pool AX7550, 4.00%, 12/01/2044	589,422	623,714
Pool AY5025, 4.00%, 03/01/2045	2,874,450	3,038,357
Pool AY8277, 4.00%, 05/01/2045	1,079,666	1,141,230
Pool TBA, 4.00%, 06/15/2045	5,251,199	5,548,236
Pool AZ5697, 4.00%, 08/01/2045	1,752,008	1,852,189
Pool AZ2921, 4.00%, 09/01/2045	773,780	818,625
Pool AZ9195, 4.00%, 09/01/2045	1,369,687	1,449,420
Pool BE7194, 4.00%, 03/01/2047	3,964,928	4,191,016
Pool BE7216, 4.00%, 04/01/2047	2,338,728	2,475,366
Pool BH1143, 4.00%, 04/01/2047	1,952,524	2,063,861
Pool BD2419, 4.00%, 05/01/2047	1,653,479	1,747,763
Pool BH1167, 4.00%, 05/01/2047	2,007,412	2,124,694

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AC4095, 4.50%, 09/01/2039	$9,879	$10,650
Pool 890226, 4.50%, 08/01/2040	6,487,698	7,020,292
Pool AD8493, 4.50%, 08/01/2040	441,805	480,384
Pool AE3014, 4.50%, 09/01/2040	584,768	633,309
Pool AH5666, 4.50%, 01/01/2041	180,729	194,839
Pool AH5644, 4.50%, 02/01/2041	236,460	256,188
Pool AH6769, 4.50%, 03/01/2041	2,309,773	2,508,089
Pool AH7512, 4.50%, 03/01/2041	646,947	702,069
Pool AH8880, 4.50%, 04/01/2041	504,516	547,543
Pool AH8881, 4.50%, 04/01/2041	742,109	803,192
Pool AI0125, 4.50%, 04/01/2041	794,826	860,944
Pool AI2268, 4.50%, 04/01/2041	947,902	1,026,036
Pool AI3491, 4.50%, 06/01/2041	2,154,778	2,333,127
Pool AI5362, 4.50%, 06/01/2041	1,346,988	1,456,856
Pool AI6148, 4.50%, 07/01/2041	480,007	517,878
Pool AI6155, 4.50%, 07/01/2041	1,758,381	1,903,676
Pool AI8446, 4.50%, 07/01/2041	514,691	556,452
Pool AI8166, 4.50%, 08/01/2041	1,255,564	1,360,106
Pool AI8167, 4.50%, 08/01/2041	1,375,207	1,489,710
Pool AI9872, 4.50%, 09/01/2041	897,104	970,936
Pool AJ4025, 4.50%, 10/01/2041	937,964	1,015,354
Pool AV0226, 4.50%, 10/01/2043	557,879	604,615
Pool AV6346, 4.50%, 01/01/2044	855,749	925,625
Pool BH1145, 4.50%, 04/01/2047	1,157,571	1,252,934
Pool 890230, 5.00%, 07/01/2040	7,409,484	8,155,671
Pool AD8500, 5.00%, 08/01/2040	727,036	800,398
Pool AH6772, 5.00%, 03/01/2041	174,930	192,287
Pool AH8879, 5.00%, 04/01/2041	465,331	514,136
Pool AI3492, 5.00%, 06/01/2041	292,240	321,251
Pool AI6154, 5.00%, 07/01/2041	283,443	311,585
Pool 890246, 5.50%, 11/01/2038	2,410,236	2,697,718
Pool 890247, 6.00%, 09/01/2038	4,193,961	4,746,456
Pool 886136, 6.50%, 07/01/2036	187,003	207,705
Pool 900106, 6.50%, 08/01/2036	65,835	73,124
Pool 900649, 6.50%, 09/01/2036	143,340	159,208
Pool 947771, 6.50%, 09/01/2037	98,434	109,331
		476,798,183
GNMA Multifamily - 22.40%
Pool 2012-139 AB, 0.00%, 02/16/2053	372,694	355,379
Pool 2013-73 A, 0.98%, 12/16/2035	762,498	750,995
Pool 2013-45 A, 1.45%, 10/16/2040	707,905	701,028
Pool 2013-61 A, 1.45%, 01/16/2043	479,418	466,653
Pool 2013-30 A, 1.50%, 05/16/2042	1,284,987	1,261,796
Pool 2013-85 A, 1.55%, 09/16/2046	1,694,703	1,624,729
Pool 2013-7 AC, 1.60%, 03/16/2047	1,720,400	1,658,575
Pool 2012-27 A, 1.61%, 07/16/2039	798,351	787,409
Pool 2013-118 AC, 1.70%, 06/16/2036	2,400,601	2,385,716
Pool 2013-50 AB, 1.73%, 05/16/2045	1,531,991	1,497,760
Pool 2013-29 AB, 1.77%, 10/16/2045	1,157,588	1,111,852
Pool 2012-144 AD, 1.77%, 01/16/2053	587,329	571,747
Pool 2013-179 A, 1.80%, 07/16/2037	1,978,074	1,948,494
Pool 2012-99 AE, 1.80%, 02/16/2048	4,575,747	4,440,609
Pool 2013-12 AB, 1.83%, 11/16/2052	256,628	247,864
Pool 2013-72 AC, 1.88%, 05/16/2046	5,046,247	4,937,907
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,716,435	1,662,013

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool 2014-168 A, 1.90%, 06/16/2041	$429,703	$428,037
Pool 2012-150 AB, 1.90%, 08/16/2044	185,405	182,753
Pool 2012-120 A, 1.90%, 02/16/2053	1,337,224	1,305,188
Pool 2014-52 A, 1.95%, 09/16/2036	437,568	436,294
Pool 2013-155 A, 1.95%, 03/16/2044	4,403,901	4,377,038
Pool 2012-83 AB, 1.98%, 05/16/2045	1,117,050	1,095,084
Pool 2013-176 AB, 2.00%, 11/16/2038	140,704	139,414
Pool 2013-107 A, 2.00%, 05/16/2040	124,134	122,316
Pool 2013-92 AB, 2.00%, 02/16/2043	1,098,266	1,084,285
Pool 2013-143 A, 2.00%, 04/16/2043	148,445	147,624
Pool 2013-176 AC, 2.00%, 03/16/2046	2,400,504	2,331,167
Pool 2013-128 AB, 2.00%, 10/16/2051	2,924,357	2,828,280
Pool 2012-72 AB, 2.03%, 02/16/2046	306,061	302,814
Pool 2012-112 AD, 2.09%, 02/16/2053	259,035	254,009
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	564,136	553,842
Pool 2012-2 AB, 2.11%, 03/16/2037	581,681	580,789
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	267,395	261,092
Pool AA8478, 2.15%, 05/15/2035	351,696	345,226
Pool AA8479, 2.15%, 11/15/2035	731,067	717,247
Pool 2014-67 A, 2.15%, 05/16/2039	2,084,412	2,075,576
Pool 2012-70 AB, 2.18%, 08/16/2052	560,759	541,944
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,025,641
Pool 2014-78 A2, 2.20%, 04/16/2047	1,668,729	1,664,881
Pool 2013-94 AB, 2.20%, 03/16/2054	490,441	477,003
Pool 2016-152, 2.20%, 08/15/2058	2,759,033	2,675,243
Pool 2014-75 A, 2.21%, 06/16/2047	1,125,170	1,126,784
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	297,968
Pool AC5324, 2.23%, 09/15/2032	2,570,650	2,532,425
Pool 2016-40, 2.25%, 03/16/2050	10,161,470	9,931,580
Pool 2012-111 AB, 2.25%, 09/16/2052	2,985,245	2,977,395
Pool 2016-175, 2.25%, 02/16/2057	4,968,617	4,838,965
Pool 2014-29 AB, 2.30%, 01/16/2041	2,765,778	2,766,973
Pool 2014-130 CA, 2.30%, 11/16/2042	220,255	216,837
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,452,086
Pool 2017-20, 2.30%, 09/16/2057	2,391,615	2,337,431
Pool 2016-125, 2.30%, 12/16/2057	4,044,354	3,944,915
Pool 2017-003, 2.30%, 09/16/2058	5,174,147	5,059,672
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,396,100
Pool 2015-125 AB, 2.35%, 04/16/2047	9,345,564	9,399,640
Pool 2016-87, 2.35%, 03/16/2058	987,123	949,721
Pool 2016-14 DA, 2.40%, 05/16/2046	5,191,884	5,127,597
Pool 2016-40, 2.40%, 06/16/2049	3,936,375	3,857,148
Pool 2017-30, 2.40%, 03/16/2051	4,878,962	4,829,365
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	188,224	187,739
Pool 2017-50, 2.40%, 01/16/2057	6,940,822	6,792,072
Pool 2015-183 AF, 2.40%, 07/16/2057	6,419,712	6,330,178
Pool 2016-96, 2.40%, 12/16/2057	915,091	892,414
Pool 2017-16, 2.40%, 01/16/2058	2,089,980	2,060,242
Pool 2017-29, 2.40%, 01/16/2058	6,479,360	6,410,389
Pool 2016-113, 2.40%, 02/16/2058	1,833,078	1,788,111
Pool 2017-49, 2.40%, 05/16/2058	3,592,824	3,543,540
Pool 2017-41, 2.40%, 07/16/2058	2,594,583	2,556,866
Pool 2017-7, 2.40%, 12/16/2058 (b)	3,541,216	3,384,326
Pool 778465, 2.45%, 09/15/2047	1,690,046	1,659,310
Pool AC9553, 2.47%, 02/15/2048	9,271,161	9,050,085

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AE4484, 2.50%, 06/15/2048	$3,926,612	$3,834,409
Pool 2015-114 AD, 2.50%, 11/15/2051	3,084,994	3,086,819
Pool 2013-193 AE, 2.50%, 10/16/2054	2,136,370	2,139,928
Pool 2017-9, 2.50%, 09/16/2056	2,162,943	2,127,974
Pool 2017-28, 2.50%, 02/15/2057	8,463,715	8,325,021
Pool 2016-36 A, 2.50%, 03/16/2057	971,464	958,223
Pool 2017-72, 2.50%, 04/16/2057	1,150,000	1,130,557
Pool 2016-71, 2.50%, 10/16/2057	6,582,439	6,485,481
Pool 2017-46, 2.50%, 11/16/2057	9,969,917	9,844,916
Pool 2017-64, 2.50%, 11/16/2057	3,345,581	3,289,076
Pool 2017-22, 2.50%, 12/16/2057	9,961,607	9,830,670
Pool 2017-47, 2.50%, 08/16/2058	2,596,338	2,563,066
Pool 2017-81, 2.50%, 09/16/2058	1,500,000	1,473,363
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	613,516
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	8,047,285	8,049,622
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	3,420,577	3,383,008
Pool 2016-64, 2.55%, 12/16/2057	2,657,814	2,619,557
Pool 2015-101 AE, 2.60%, 03/16/2052	1,777,488	1,764,897
Pool 2014-153 AC, 2.60%, 06/16/2055	2,886,402	2,862,259
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,854,757	5,816,385
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	6,983,701	6,926,888
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,431,012	1,417,186
Pool 2016-24, 2.60%, 12/16/2056	6,704,615	6,652,711
Pool 2016-41, 2.60%, 06/16/2057	1,942,910	1,920,075
Pool 2017-62 AE, 2.60%, 11/16/2057	1,492,607	1,485,598
Pool 2017-74, 2.60%, 09/16/2058	8,100,000	7,994,536
Pool 2017-70, 2.60%, 10/16/2058	600,000	592,721
Pool STRU BAML-1346 AB2, 2.60%, 12/16/2058 (a)	3,600,000	3,595,641
Pool 2017-61, 2.60%, 05/16/2059	1,948,333	1,925,418
Pool 591746, 2.63%, 06/15/2048	815,463	805,722
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,399,557	1,404,937
Pool 2015-33 AH, 2.65%, 02/16/2045	1,055,555	1,061,805
Pool 2015-86 AC, 2.65%, 03/16/2050	4,020,863	4,008,528
Pool 2015-171 EA, 2.65%, 12/16/2052	97,301	96,728
Pool 2012-112 B, 2.65%, 01/16/2053	3,035,000	2,984,536
Pool 2016-178, 2.65%, 08/15/2058	12,025,037	11,955,279
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	1,990,647	1,987,305
Pool 2014-125 A, 2.70%, 03/16/2047	1,652,751	1,654,194
Pool 2014-175 AC, 2.70%, 08/16/2055	2,439,142	2,435,452
Pool AA1574, 2.73%, 07/15/2032	2,162,793	2,164,207
Pool AC3668, 2.73%, 04/15/2043	6,334,589	6,309,223
Pool 2015-108 A, 2.75%, 01/16/2056	1,126,512	1,130,474
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,131,037	3,120,384
Pool 2016-85, 2.75%, 03/16/2057 (b)	1,476,465	1,469,370
Pool 2017-54, 2.75%, 09/16/2057	1,298,641	1,293,926
Pool 2010-156 AC, 2.76%, 03/16/2039	719,881	712,940
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,535,599	3,537,152
Pool 2014-89 AB, 2.80%, 05/16/2054	1,321,456	1,326,931
Pool 2014-186 AH, 2.80%, 08/16/2054	4,376,498	4,377,297
Pool 2015-140 AC, 2.80%, 11/16/2056	2,986,741	2,937,312
Pool 2015-150 AE, 2.80%, 01/16/2057	1,244,028	1,224,526
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,339,070	3,345,257
Pool 2012-35 A, 2.83%, 10/16/2043	68,431	68,946
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	2,692,190	2,702,575
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	586,302	589,059

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	$2,383,696	$2,391,174
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	5,660,499	5,710,338
Pool AV9479, 2.90%, 10/15/2051	8,548,392	8,641,630
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	513,528
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	2,494,007	2,505,610
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,535,255	1,529,437
Pool AD6658, 2.97%, 01/15/2036	1,439,169	1,452,275
Pool 2011-27 B, 3.00%, 09/16/2034	268,088	268,556
Pool 2011-143 A, 3.00%, 07/16/2043	1,975,710	2,003,757
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	2,875,000	2,807,860
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,385,675
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,040,542	3,052,488
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	3,600,000	3,568,088
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,221,761
Pool AF4094, 3.05%, 08/15/2035	3,441,397	3,486,738
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,507,506
Pool 2013-193, 3.07%, 02/16/2055	200,000	199,982
Pool 2014-47 AG, 3.09%, 02/16/2048	774,160	782,965
Pool AS2544, 3.10%, 04/15/2042	849,055	864,088
Pool AK8205, 3.10%, 09/15/2055	9,536,013	9,906,799
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	4,926,000	4,826,126
Pool AK7838, 3.21%, 05/15/2042	2,855,737	2,917,270
Pool 2012-9 A, 3.22%, 05/16/2039	8,837	8,831
Pool AK7840, 3.25%, 03/15/2050	968,035	1,007,402
Pool 2014-186 CU, 3.25%, 08/16/2054	1,000,000	976,503
Pool AI1113, 3.37%, 01/15/2050	2,896,205	3,025,203
Pool AT8470, 3.40%, 10/15/2051	1,904,827	2,000,987
Pool AN9543, 3.45%, 11/15/2050	1,727,759	1,819,691
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,358,937
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	4,006,430
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,293,359	3,391,334
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,562,554
Pool AD8950, 3.51%, 09/15/2048	2,148,579	2,254,851
Pool AM0526, 3.51%, 05/15/2050	1,124,086	1,184,466
Pool AH5339, 3.55%, 12/15/2050	1,320,214	1,398,603
Pool AC6851, 3.62%, 08/15/2048	946,443	997,635
Pool AC6853, 3.62%, 08/15/2048	946,443	997,635
Pool AG5019, 3.73%, 03/15/2049	4,252,272	4,482,062
Pool 661707, 3.75%, 12/15/2054	886,444	935,286
Pool AG7484, 3.83%, 03/15/2049	478,219	504,946
Pool AO6152, 3.94%, 01/15/2045	2,043,791	2,176,800
Pool AH7386, 4.00%, 11/15/2053	1,957,043	2,083,052
Pool AK4399, 4.00%, 01/15/2057	1,784,480	1,927,953
Pool 768250, 4.01%, 08/15/2052	2,460,257	2,587,370
Pool 749575, 4.25%, 11/15/2046	1,470,657	1,538,062
Pool 758139, 4.25%, 02/15/2053	189,070	199,261
Pool AH1338, 4.61%, 06/15/2055	491,826	533,663
Pool AF8136, 4.70%, 04/15/2044	1,311,489	1,400,749
Pool 712102, 5.15%, 11/15/2032	464,810	476,817
Pool 734980, 5.25%, 11/15/2051	198,204	207,289
Pool 699710, 5.43%, 07/15/2044	365,127	373,342
Pool 637911, 6.00%, 07/15/2035	370,333	371,179
Pool 636413, 6.25%, 04/15/2036	645,618	647,128
Pool 643896, 6.50%, 06/15/2049	1,278,518	1,306,219
		452,760,664

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
GNMA Single Family - 2.29%
Pool AD1699, 3.00%, 02/15/2043	$685,282	$700,873
Pool AV5053, 3.00%, 10/20/2046	1,028,094	1,049,314
Pool G2 AX5461, 3.00%, 12/20/2046	1,990,471	2,030,768
Pool G2 AX5544, 3.00%, 01/20/2047	1,236,649	1,261,685
Pool 778944, 3.50%, 03/15/2042	472,965	494,885
Pool 779075, 3.50%, 04/15/2042	299,654	313,563
Pool 779354, 3.50%, 06/15/2042	33,458	35,004
Pool G2 AX5545, 3.50%, 01/20/2047	2,068,854	2,162,457
Pool 737576, 4.00%, 11/15/2040	58,396	62,079
Pool 737712, 4.00%, 12/15/2040	379,152	402,804
Pool 757173, 4.00%, 12/20/2040	428,353	454,996
Pool 737837, 4.00%, 01/15/2041	658,638	700,108
Pool 759104, 4.00%, 01/15/2041	578,084	614,655
Pool 2759436, 4.00%, 01/20/2041	184,423	196,354
Pool 2759466, 4.00%, 01/20/2041	821,988	872,299
Pool 759191, 4.00%, 02/15/2041	529,503	562,795
Pool 2759301, 4.00%, 02/20/2041	549,887	584,183
Pool 2763042, 4.00%, 04/20/2041	101,833	108,089
Pool 738629, 4.00%, 08/15/2041	740,073	786,026
Pool 738630, 4.00%, 08/15/2041	393,183	418,527
Pool 770515, 4.00%, 08/15/2041	1,052,054	1,119,900
Pool 738735, 4.00%, 09/15/2041	1,157,311	1,229,408
Pool 738954, 4.00%, 11/15/2041	310,899	329,150
Pool 778766, 4.00%, 01/15/2042	771,074	818,591
Pool 778847, 4.00%, 02/15/2042	455,143	482,675
Pool AF3781, 4.00%, 09/15/2043	1,285,095	1,360,528
Pool AG8734, 4.00%, 12/15/2043	714,670	758,339
Pool 717198, 4.50%, 06/15/2039	323,792	348,662
Pool 714594, 4.50%, 07/15/2039	187,338	201,669
Pool 720208, 4.50%, 07/15/2039	498,085	537,172
Pool 726402, 4.50%, 10/15/2039	54,758	58,963
Pool 728954, 4.50%, 12/15/2039	545,181	591,871
Pool 729017, 4.50%, 01/15/2040	543,046	592,594
Pool 737051, 4.50%, 03/15/2040	365,145	394,895
Pool 737222, 4.50%, 05/15/2040	412,136	448,411
Pool 698160, 4.50%, 07/15/2040	326,660	351,701
Pool 748456, 4.50%, 08/15/2040	655,672	718,005
Pool 738152, 4.50%, 04/15/2041	688,151	747,311
Pool 762882, 4.50%, 04/15/2041	233,532	251,501
Pool 738267, 4.50%, 05/15/2041	486,486	523,757
Pool 763543, 4.50%, 05/15/2041	95,371	102,658
Pool 738397, 4.50%, 06/15/2041	983,388	1,071,825
Pool 770396, 4.50%, 06/15/2041	405,014	439,162
Pool 2783417, 4.50%, 08/20/2041	5,686,218	6,211,540
Pool 688624, 5.00%, 05/15/2038	343,144	378,646
Pool 411105, 5.00%, 01/15/2039	134,226	147,389
Pool 439079, 5.00%, 02/15/2039	222,421	247,363
Pool 646728, 5.00%, 03/15/2039	85,821	94,317
Pool 646750, 5.00%, 04/15/2039	140,673	154,605
Pool 646777, 5.00%, 05/15/2039	108,428	119,167
Pool 720288, 5.00%, 08/15/2039	317,719	350,256
Pool 722944, 5.00%, 08/15/2039	161,195	176,961
Pool 726290, 5.00%, 09/15/2039	639,467	714,434
Pool 723006, 5.00%, 10/15/2039	474,896	525,620

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool 726403, 5.00%, 10/15/2039	$262,569	$291,781
Pool 737055, 5.00%, 03/15/2040	340,266	374,618
Pool 658393, 5.00%, 06/15/2040	444,030	489,048
Pool 2783418, 5.00%, 06/20/2040	4,365,744	4,655,547
Pool 684677, 5.50%, 03/15/2038	191,260	213,784
Pool 684802, 5.50%, 04/15/2038	194,529	217,535
Pool 2688636, 5.50%, 05/20/2038	368,297	404,005
Pool 690974, 5.50%, 06/15/2038	46,880	52,425
Pool 2691179, 5.50%, 06/20/2038	90,170	98,738
Pool 693574, 5.50%, 07/15/2038	76,126	85,130
Pool 2409120, 5.50%, 07/20/2038	231,714	253,895
Pool 2700671, 5.50%, 10/20/2038	208,554	228,772
Pool 411116, 5.50%, 01/15/2039	172,227	192,598
Pool 2684988, 6.00%, 03/20/2038	106,830	119,798
Pool 688626, 6.00%, 05/15/2038	122,386	138,836
Pool 2688637, 6.00%, 05/20/2038	97,783	109,647
Pool 2693900, 6.00%, 07/20/2038	160,026	179,432
Pool 696513, 6.00%, 08/15/2038	39,967	45,353
Pool 2696843, 6.00%, 08/20/2038	148,658	166,691
Pool 699255, 6.00%, 09/15/2038	518,961	597,021
Pool 2698997, 6.00%, 09/20/2038	153,955	172,386
Pool 705999, 6.00%, 01/15/2039	99,802	113,253
Pool 2706407, 6.00%, 01/20/2039	70,994	79,599
Pool 582048, 6.50%, 01/15/2032	27,695	30,613
Pool 2696844, 6.50%, 08/20/2038	235,902	263,748
Pool 2706408, 6.50%, 01/20/2039	122,131	127,860
Pool 530199, 7.00%, 03/20/2031	51,497	52,602
		46,165,225
HUD - 0.51%
2011-A, 2.05%, 08/01/2019	800,000	805,353
2010-A, 3.30%, 08/01/2019	5,718,000	5,941,465
0614, 5.51%, 08/01/2020	900,000	906,943
0620, 5.77%, 08/01/2026	2,663,000	2,685,012
		10,338,773
Small Business Administration - 3.93%
Pool American, 1.25%, 08/30/2022 (b)	706,705	740,288
Pool Cleburne, 1.25%, 08/30/2022 (b)	483,133	506,696
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	112,491	115,059
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	66,822	68,362
Pool Gentleden, 1.25%, 04/10/2023 (b)	175,814	180,443
Pool Juice It Up, 1.25%, 09/19/2023 (b)	60,188	62,367
Pool 509670, 1.25%, 04/25/2025 (b)	741,484	752,292
Pool 509678, 1.25%, 05/25/2025 (b)	1,934,300	1,944,044
Pool 507253, 1.25%, 05/25/2030 (b)	65,896	65,539
Pool Charles Corner, 1.25%, 04/29/2034 (b)	477,611	497,708
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	270,105	281,263
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	139,715	146,466
Pool 509417, 1.25%, 10/25/2038 (b)	1,139,043	1,142,264
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	292,792	306,934
Pool 509661, 1.25%, 03/25/2040 (b)	3,410,675	3,446,640
Pool 509688, 1.25%, 08/25/2040 (b)	5,394,364	5,442,645
Pool 509760, 1.25%, 11/25/2040 (b)	3,264,537	3,281,913
Pool 507766, 1.33%, 07/25/2031 (b)	94,578	94,266
Pool 508901, 1.35%, 07/25/2020 (b)	60,673	60,341
Pool 508206, 1.35%, 09/25/2032 (b)	41,292	41,329

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 508298, 1.35%, 01/25/2033 (b)	$241,154	$240,801
Pool 508506, 1.38%, 06/25/2033 (b)	278,867	276,344
Pool 508716, 1.57%, 06/25/2034 (b)	474,979	478,202
Pool 508890, 1.65%, 06/25/2020 (b)	109,041	108,930
Pool 509347, 2.00%, 11/25/2022 (b)	283,563	283,290
Pool 509392, 2.00%, 07/25/2023 (b)	1,270,390	1,270,986
Pool 509409, 2.00%, 09/25/2023 (b)	901,228	901,545
Pool 509596, 2.00%, 11/25/2024 (b)	814,973	814,437
Pool 509748, 2.00%, 09/25/2025 (b)	3,336,139	3,344,157
Pool 508969, 2.00%, 09/25/2035 (b)	275,951	281,530
Pool 508994, 2.00%, 01/25/2036 (b)	208,816	212,034
Pool 509084, 2.00%, 07/25/2036 (b)	215,868	215,661
Pool 509133, 2.00%, 09/25/2036 (b)	731,832	731,989
Pool 509225, 2.00%, 04/25/2037 (b)	633,224	641,709
Pool 509348, 2.00%, 02/25/2038 (b)	656,554	668,761
Pool 509350, 2.00%, 03/25/2038 (b)	1,406,054	1,426,393
Pool 509391, 2.00%, 06/25/2038 (b)	1,508,755	1,517,514
Pool 509460, 2.00%, 01/25/2039 (b)	1,735,540	1,733,327
Pool 509491, 2.00%, 02/25/2039 (b)	3,443,816	3,439,338
Pool 509541, 2.00%, 08/25/2039 (b)	1,149,284	1,168,686
Pool 509573, 2.00%, 09/25/2039 (b)	3,146,013	3,171,971
Pool 509575, 2.00%, 10/25/2039 (b)	2,553,358	2,571,136
Pool 509735, 2.00%, 09/25/2040 (b)	4,179,981	4,205,624
Pool 3046316007, 2.13%, 12/03/2032 (b)	225,704	231,531
Pool 509977, 2.40%, 03/25/2042 (b)	398,988	419,137
Pool 510004, 2.75%, 05/25/2042 (b)	772,000	817,838
Pool 509793, 2.86%, 01/25/2041 (b)	2,223,643	2,343,018
Pool Premie, 3.08%, 08/29/2038 (b)	706,779	796,603
Pool Animal, 3.33%, 06/04/2023 (b)	298,317	324,414
Pool 509010, 3.33%, 01/25/2036 (b)	112,755	119,732
Pool 509900, 3.40%, 03/25/2042 (b)	4,691,414	5,216,490
Pool Econolodge, 3.57%, 09/11/2037 (b)	831,554	951,472
Pool 522158, 4.16%, 01/25/2027 (b)	1,443,780	1,587,138
Pool 522305, 4.19%, 11/25/2028 (b)	553,550	603,179
Pool 522156, 4.24%, 05/25/2040 (b)	1,007,845	1,158,863
Pool 522194, 4.26%, 09/25/2040 (b)	280,906	321,120
Pool 521919, 4.28%, 12/25/2037 (b)	198,074	224,890
Pool Schatz, 4.33%, 10/04/2023 (b)	24,385	27,384
Pool 522328, 4.35%, 05/25/2029 (b)	101,424	113,053
Pool 522125, 4.36%, 10/25/2026 (b)	261,766	287,978
Pool 509967, 4.40%, 03/25/2032 (b)	398,383	442,939
Pool 522317, 4.50%, 03/25/2029 (b)	938,416	1,049,961
Pool 522053, 4.51%, 05/25/2026 (b)	294,536	319,125
Pool 509647, 4.61%, 12/25/2026 (b)	781,057	850,015
Pool Knights Inn, 4.61%, 08/27/2035	658,876	762,333
Pool 521984, 4.65%, 10/25/2038 (b)	434,949	487,480
Pool 521884, 4.67%, 08/25/2037 (b)	455,206	515,505
Pool 521967, 4.71%, 06/25/2038 (b)	2,136,696	2,420,686
Pool 522150, 4.75%, 02/25/2026 (b)	95,363	105,144
Pool 522371, 4.80%, 10/25/2029 (b)	250,836	278,927
Pool 521860, 4.84%, 03/25/2037 (b)	537,956	602,539
Pool 521970, 4.85%, 07/25/2038 (b)	790,875	897,463
Pool Valeri, 4.88%, 11/15/2023 (b)	57,986	65,608
Pool 522268, 4.90%, 01/25/2029 (b)	2,557,313	2,846,436
Pool 522029, 4.90%, 02/25/2039 (b)	90,681	103,751

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
Pool 522020, 4.96%, 02/25/2026 (b)	$306,892	$333,913
Pool 522387, 4.96%, 01/25/2030 (b)	408,750	461,569
Pool 522282, 5.13%, 09/25/2028 (b)	387,927	436,577
Pool 522327, 5.19%, 05/25/2029 (b)	1,433,996	1,618,093
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	49,822	53,380
Pool 7530434005, 5.27%, 06/29/2024 (a)	57,793	62,186
Pool 3829225004, 6.08%, 11/05/2020 (a)	287,833	304,818
		79,443,512
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	18,947	20,777
2008-20E, 5.49%, 05/01/2028	61,744	67,707
		88,484
USDA Loan - 0.04%
Pool Highland, 5.28%, 07/14/2024 (a)	779,390	841,320

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,472,289,833)		1,474,246,158

MUNICIPAL BONDS - 22.03%
Arkansas - 0.05%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	210,000	210,008
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	428,039
3.40%, 11/01/2020	450,000	460,485
		1,098,532
California - 1.26%
California State Housing Finance Agency
2.79%, 08/01/2036	6,525,000	6,463,730
3.85%, 08/01/2031	3,250,000	3,214,965
Livermore Redevelopment Agency
0.75%, 07/15/2039 (b)	1,600,000	1,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017 (c)	250,000	253,185
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	691,086
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	994,380
2.13%, 09/01/2020	400,000	398,780
2.50%, 09/01/2021	415,000	416,245
2.75%, 09/01/2022	500,000	504,525
3.50%, 09/01/2027	250,000	253,063
3.75%, 09/01/2031	605,000	602,144
Napa Community Redevelopment Agency
5.60%, 09/01/2018	185,000	185,220
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	762,348
San Francisco City & County Redevelopment Agency
1.45%, 08/01/2017	200,000	199,960
1.85%, 08/01/2018	600,000	599,850
2.19%, 08/01/2019	1,260,000	1,264,183

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.53%, 08/01/2020	$1,480,000	$1,495,540
3.13%, 08/01/2024	1,850,000	1,874,846
3.63%, 08/01/2026	575,000	597,040
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,002,330
2.15%, 11/01/2021	500,000	502,945
2.40%, 11/01/2022	500,000	504,860
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,032,992
		25,414,217
Colorado - 0.33%
Colorado Housing & Finance Authority
3.85%, 07/01/2057	2,217,000	2,233,428
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	500,000	499,725
2.12%, 02/01/2020	740,000	741,132
2.38%, 02/01/2021	100,000	100,405
Colorado State Housing & Finance Authority
3.40%, 11/01/2045	2,972,726	3,016,842
		6,591,532
Delaware - 0.30%
Delaware State Housing Authority
2.65%, 11/01/2041	6,110,000	6,045,295

District of Columbia - 0.07%
District of Columbia Housing Finance Agency
3.88%, 06/15/2045	1,329,218	1,369,108

Florida - 1.08%
Florida State Housing Finance Corp.
0.78%, 06/01/2048 (b) (d)	1,100,000	1,100,000
2.45%, 01/01/2043	3,589,913	3,507,202
2.80%, 07/01/2041	5,026,555	5,020,121
2.80%, 07/01/2041	2,455,603	2,452,460
3.13%, 07/01/2037	7,099,544	7,123,611
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	2,081,712	2,070,013
Pinellas County Health Facilities Authority
0.76%, 12/01/2024 (b)	110,000	110,000
Pinellas County Housing Finance Authority
0.76%, 10/01/2048 (b)	400,000	400,000
		21,783,407
Georgia - 0.21%
Atlanta Tax Allocation
1.98%, 01/01/2018	385,000	384,842
1.98%, 01/01/2018	250,000	249,898
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	3,585,000	3,589,481
		4,224,221
Hawaii - 0.03%
Honolulu City & County
3.17%, 10/01/2033	400,000	383,520

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
3.22%, 10/01/2034	$300,000	$286,599
		670,119
Illinois - 1.15%
Illinois State Housing Development Authority
0.78%, 08/01/2034 (b) (d)	3,575,000	3,575,000
1.23%, 08/01/2017	530,000	529,852
2.42%, 07/01/2020	245,000	245,181
2.62%, 07/01/2021	685,000	685,795
2.63%, 03/01/2048	3,116,384	3,035,794
2.70%, 01/01/2020	650,000	655,473
2.77%, 01/01/2022	1,090,000	1,096,867
2.80%, 07/01/2020	565,000	569,808
2.81%, 02/01/2021	300,000	301,188
2.91%, 07/01/2022	1,265,000	1,274,057
3.05%, 07/01/2021	500,000	505,230
3.06%, 01/01/2023	775,000	781,200
3.16%, 07/01/2023	885,000	892,815
3.26%, 01/01/2024	910,000	920,210
3.27%, 07/01/2022	495,000	503,509
3.37%, 01/01/2023	250,000	254,377
3.37%, 07/01/2024	950,000	962,037
3.52%, 01/01/2025	770,000	779,918
3.62%, 01/01/2025	290,000	294,898
3.62%, 07/01/2025	250,000	253,432
4.00%, 02/01/2034	3,965,000	4,087,796
4.18%, 08/01/2029	1,000,000	1,024,250
		23,228,687
Indiana - 0.01%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	215,000	215,765

Iowa - 0.27%
Des Moines Area Community College
2.00%, 06/01/2017	500,000	500,000
2.00%, 06/01/2017	375,000	375,000
2.00%, 06/01/2018	510,000	514,100
2.00%, 06/01/2018	750,000	756,030
2.05%, 06/01/2024	845,000	825,058
2.05%, 06/01/2024	575,000	561,430
2.25%, 06/01/2025	690,000	676,945
2.25%, 06/01/2025	235,000	229,384
Hawkeye Community College
2.60%, 06/01/2022	245,000	246,012
Iowa State Finance Authority
2.30%, 09/01/2040	693,697	675,501
Kirkwood Community College
2.50%, 06/01/2017	120,000	120,000
		5,479,460
Kentucky - 1.01%
Kentucky State Housing Corp.
2.34%, 01/01/2018	1,585,000	1,592,418
2.39%, 01/01/2020	340,000	343,903
2.54%, 07/01/2020	230,000	233,130
2.55%, 07/01/2020	1,435,000	1,455,176

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.88%, 01/01/2022	$300,000	$304,782
2.93%, 07/01/2022	335,000	340,163
3.00%, 11/01/2041	7,140,000	7,167,132
3.38%, 01/01/2025	165,000	168,374
3.50%, 07/01/2031	750,000	742,620
3.86%, 01/01/2034	150,000	150,501
4.00%, 07/01/2037	2,645,000	2,760,534
4.25%, 07/01/2033	2,040,000	2,112,175
4.27%, 01/01/2028	3,000,000	3,095,880
		20,466,788
Louisiana - 0.21%
Louisiana State Housing Corp.
2.10%, 12/01/2038	4,378,279	4,271,580

Maine - 0.04%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	859,561

Maryland - 1.65%
Maryland State Community Development Administration
0.79%, 12/01/2040 (b) (d)	1,200,000	1,200,000
0.80%, 09/01/2040 (b) (d)	2,100,000	2,100,000
2.36%, 09/01/2018	150,000	151,227
2.49%, 03/01/2019	450,000	455,238
2.86%, 09/01/2040	1,845,000	1,830,812
3.35%, 03/01/2023	705,000	725,008
3.46%, 09/01/2031	5,000,000	4,906,250
3.50%, 09/01/2047	4,895,000	4,949,873
3.80%, 03/01/2039	3,850,000	3,728,841
3.95%, 11/01/2058	4,860,000	4,903,448
4.00%, 09/01/2025	2,965,000	3,055,729
4.42%, 09/01/2037	5,000,000	5,146,250
Montgomery County
4.60%, 05/01/2026	200,000	211,912
		33,364,588
Massachusetts - 1.24%
Chelsea
6.00%, 01/15/2018	260,000	266,887
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	756,754
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	845,000	839,617
1.80%, 12/01/2019	200,000	197,904
1.93%, 12/01/2019	895,000	884,636
2.06%, 12/01/2020	105,000	103,120
2.25%, 12/01/2021	250,000	244,338
2.30%, 06/01/2020	80,000	80,358
2.45%, 12/01/2022	250,000	243,518
2.55%, 06/01/2023	355,000	344,843
2.65%, 12/01/2023	250,000	242,378
2.80%, 06/01/2024	275,000	267,809
2.90%, 12/01/2024	250,000	243,600
2.95%, 06/01/2025	250,000	241,305
3.00%, 12/01/2025	250,000	240,888

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
3.15%, 06/01/2027	$250,000	$240,310
3.45%, 12/01/2050 (b)	1,150,000	1,187,938
3.85%, 12/01/2028	195,000	199,064
4.50%, 04/15/2054	3,916,929	4,030,050
4.55%, 12/01/2035	500,000	503,920
4.71%, 12/01/2037	1,520,000	1,534,957
4.75%, 12/01/2045	3,490,000	3,478,692
4.84%, 06/01/2043	3,810,000	3,846,385
5.00%, 12/01/2055	3,165,000	3,191,333
5.96%, 06/01/2017	120,000	120,000
6.50%, 06/01/2017	1,115,000	1,115,000
6.87%, 12/01/2030	460,000	493,134
		25,138,738
Michigan - 0.39%
Michigan State Housing Development Authority
0.76%, 06/01/2038 (b) (d)	860,000	860,000
2.00%, 10/01/2020	400,000	399,064
2.67%, 04/01/2020	275,000	275,946
2.77%, 10/01/2020	255,000	256,673
3.03%, 04/01/2021	435,000	440,185
3.13%, 10/01/2021	445,000	450,741
3.28%, 04/01/2022	450,000	459,999
3.53%, 04/01/2023	465,000	477,076
3.63%, 10/01/2023	450,000	463,950
3.74%, 10/01/2033	2,185,000	2,164,111
4.33%, 10/01/2029	1,640,000	1,714,128
		7,961,873
Minnesota - 0.44%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,467,426	2,436,114
3.43%, 04/01/2047	4,991,963	5,107,128
3.80%, 07/01/2031	525,000	510,295
4.20%, 07/01/2037	825,000	795,127
5.76%, 01/01/2037	45,000	45,178
		8,893,842
Mississippi - 0.13%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	145,895
Mississippi State Home Corp.
3.05%, 12/01/2034	2,390,771	2,401,123
		2,547,018
Missouri - 0.02%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	168,407
Missouri State Housing Development Commission
2.65%, 11/01/2041	255,000	253,529
		421,936
New Hampshire - 0.07%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	700,000	713,272
4.00%, 07/01/2035	740,000	757,864
		1,471,136

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
New Jersey - 1.73%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	$330,000	$328,439
2.01%, 11/01/2018	1,470,000	1,475,351
2.17%, 11/01/2020	385,000	384,269
2.30%, 05/01/2019	1,245,000	1,252,707
2.35%, 11/01/2019	2,050,000	2,063,571
2.38%, 11/01/2017	80,000	80,224
2.49%, 11/01/2021	430,000	432,507
2.65%, 11/01/2020	1,010,000	1,023,756
2.70%, 05/01/2019	360,000	364,928
2.74%, 11/01/2022	300,000	301,950
2.78%, 05/01/2021	1,000,000	1,016,430
2.88%, 11/01/2021	615,000	626,064
2.93%, 11/01/2023	365,000	367,836
2.99%, 11/01/2019	100,000	102,166
3.03%, 05/01/2022	1,000,000	1,007,640
3.05%, 05/01/2020	390,000	398,943
3.23%, 11/01/2024	360,000	365,706
3.27%, 11/01/2020	100,000	103,046
3.35%, 11/01/2020	395,000	407,458
3.37%, 11/01/2025	385,000	391,699
3.42%, 05/01/2023	2,850,000	2,923,046
3.45%, 05/01/2021	405,000	417,089
3.55%, 11/01/2021	425,000	439,917
3.57%, 11/01/2021	70,000	72,503
3.57%, 11/01/2026	435,000	444,627
3.62%, 11/01/2027	695,000	708,726
3.65%, 05/01/2022	430,000	442,371
3.72%, 11/01/2022	125,000	128,822
3.72%, 11/01/2028	285,000	291,261
3.80%, 11/01/2022	450,000	465,341
3.90%, 05/01/2023	460,000	477,301
4.00%, 11/01/2023	475,000	494,252
4.10%, 05/01/2024	485,000	504,589
4.20%, 11/01/2024	505,000	525,326
4.22%, 11/01/2032	1,355,000	1,384,024
4.57%, 11/01/2027	900,000	943,335
4.63%, 11/01/2036	335,000	341,177
4.70%, 11/01/2037	500,000	510,465
4.87%, 11/01/2047	1,000,000	1,023,680
4.88%, 11/01/2029	2,500,000	2,652,500
4.89%, 11/01/2032	1,435,000	1,504,741
4.97%, 11/01/2051	345,000	353,387
5.00%, 11/01/2046	425,000	437,155
5.09%, 11/01/2043	4,785,000	5,004,488
		34,984,813
New Mexico - 0.35%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	666,773	656,178
2.60%, 09/01/2040	4,635,000	4,546,564

The accompanying notes are an integral part of the financial statements.

27

	Principal Amount	Value
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	$1,715,000	$1,795,571
		6,998,313
New York - 4.36%
Housing Development Corp.
1.69%, 05/01/2019	165,000	164,528
1.94%, 11/01/2019	290,000	289,632
2.20%, 05/01/2020	345,000	346,390
2.46%, 05/01/2021	500,000	503,525
2.56%, 11/01/2021	500,000	503,325
2.71%, 05/01/2022	250,000	252,127
2.81%, 11/01/2022	300,000	302,556
2.89%, 05/01/2023	450,000	453,875
2.99%, 11/01/2023	270,000	272,705
3.19%, 05/01/2024	535,000	544,475
3.29%, 11/01/2024	1,065,000	1,085,895
3.36%, 05/01/2025	535,000	544,807
3.46%, 11/01/2025	755,000	770,206
3.51%, 05/01/2026	1,025,000	1,044,629
3.56%, 11/01/2026	505,000	513,115
3.61%, 11/01/2027	1,110,000	1,121,122
3.71%, 11/01/2028	200,000	201,994
New York City Housing Development Corp.
1.31%, 11/01/2018	650,000	646,561
1.36%, 05/01/2019	1,535,000	1,521,339
1.46%, 11/01/2019	1,000,000	987,650
1.59%, 11/01/2017	1,225,000	1,225,527
1.63%, 05/01/2020	2,250,000	2,223,203
1.73%, 08/01/2017	730,000	730,343
1.73%, 11/01/2020	1,230,000	1,210,960
1.74%, 05/01/2018	1,240,000	1,242,554
1.75%, 11/01/2017	550,000	550,594
1.83%, 05/01/2021	1,830,000	1,800,116
1.93%, 11/01/2021	615,000	602,983
1.94%, 02/01/2018	550,000	551,853
2.01%, 05/01/2019	1,270,000	1,274,039
2.04%, 11/01/2018	805,000	808,888
2.04%, 05/01/2022	500,000	488,960
2.14%, 11/01/2022	100,000	97,513
2.26%, 11/01/2018	630,000	634,920
2.37%, 05/01/2024	500,000	483,275
2.43%, 05/01/2019	420,000	424,624
2.47%, 11/01/2024	135,000	130,317
2.51%, 08/01/2017	1,710,000	1,713,386
2.59%, 11/01/2019	820,000	831,398
2.62%, 05/01/2026	500,000	475,410
2.64%, 11/01/2021	750,000	757,417
2.71%, 02/01/2018	1,730,000	1,745,380
2.74%, 05/01/2022	710,000	716,958
2.77%, 11/01/2021	1,295,000	1,313,687
2.77%, 11/01/2026	250,000	238,398
2.84%, 11/01/2022	1,000,000	1,009,920
2.95%, 05/01/2022	1,610,000	1,641,443
2.98%, 05/01/2023	1,245,000	1,261,671

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.03%, 11/01/2023	$500,000	$506,120
3.05%, 11/01/2022	705,000	719,488
3.11%, 02/01/2019	1,775,000	1,813,695
3.11%, 05/01/2023	1,525,000	1,556,339
3.16%, 11/01/2023	1,550,000	1,580,907
3.18%, 05/01/2024	1,070,000	1,088,158
3.23%, 11/01/2024	725,000	735,454
3.28%, 05/01/2025	220,000	222,343
3.31%, 11/01/2024	1,610,000	1,639,077
3.33%, 11/01/2025	750,000	756,105
3.43%, 02/01/2020	1,830,000	1,908,342
3.58%, 08/01/2020	965,000	1,015,257
3.89%, 11/01/2029	995,000	1,008,582
4.32%, 11/01/2035	2,930,000	2,978,433
4.97%, 05/01/2019	1,180,000	1,222,574
5.27%, 08/01/2035	1,000,000	1,067,430
5.63%, 11/01/2024	3,250,000	3,487,802
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	977,299
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	777,393
2.72%, 07/15/2030	1,000,000	944,750
2.77%, 07/15/2031	1,960,000	1,845,575
3.11%, 07/15/2039	170,000	156,356
New York State Housing Finance Agency
0.76%, 11/01/2041 (b)	2,500,000	2,500,000
0.77%, 05/15/2037 (b) (d)	2,100,000	2,100,000
0.85%, 11/01/2046 (b)	4,000,000	4,000,000
0.95%, 11/01/2038 (b)	840,000	840,000
4.90%, 08/15/2025 (d)	220,000	221,888
5.05%, 08/15/2039 (d)	1,285,000	1,287,878
New York State Mortgage Agency
1.59%, 04/01/2018	2,000,000	1,993,400
1.97%, 04/01/2018	970,000	970,184
2.43%, 10/01/2019	1,005,000	1,008,939
3.07%, 04/01/2023	490,000	494,616
3.40%, 10/01/2022	1,815,000	1,875,712
3.87%, 10/01/2025	4,355,000	4,466,314
		88,022,603
North Carolina - 0.32%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	410,033
2.57%, 01/01/2019	415,350	417,319
2.81%, 07/01/2035	4,615,000	4,579,418
3.41%, 07/01/2022	280,000	288,134
4.01%, 01/01/2026	745,000	769,496
		6,464,400
Ohio - 0.46%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	8,483,290	8,509,588
3.25%, 03/01/2046	703,815	711,712
		9,221,300

The accompanying notes are an integral part of the financial statements.

29

	Principal Amount	Value
Oregon - 0.13%
Oregon State
3.89%, 05/01/2037	$2,205,000	$2,259,772
Portland
4.62%, 06/15/2018	325,000	333,180
6.03%, 06/15/2018	108,840	111,129
		2,704,081
Pennsylvania - 0.30%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	510,885
4.86%, 06/01/2018	50,000	51,543
5.17%, 06/01/2017	600,000	600,000
5.41%, 06/01/2022	500,000	558,010
6.39%, 06/01/2024	225,000	258,163
Pennsylvania State Housing Finance Agency
0.79%, 10/01/2034 (b) (d)	635,000	635,000
0.79%, 10/01/2034 (b) (d)	2,500,000	2,500,000
1.75%, 10/01/2038 (b)	1,000,000	999,450
		6,113,051
Rhode Island - 0.37%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	215,312
2.45%, 10/01/2021	125,000	125,249
2.60%, 04/01/2022	335,000	335,781
2.70%, 10/01/2022	245,000	245,654
2.93%, 10/01/2023	110,000	110,366
3.03%, 04/01/2024	200,000	200,852
3.13%, 10/01/2024	245,000	246,127
3.17%, 04/01/2025	385,000	386,906
3.27%, 10/01/2025	490,000	492,582
3.39%, 04/01/2026	505,000	507,429
3.44%, 10/01/2026	510,000	512,596
3.49%, 04/01/2027	520,000	523,052
3.54%, 10/01/2027	510,000	512,983
3.59%, 04/01/2028	545,000	548,183
3.64%, 10/01/2028	555,000	558,230
3.77%, 10/01/2027	1,000,000	1,006,020
4.07%, 10/01/2032	1,000,000	1,003,350
		7,530,672
South Carolina - 0.22%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,435,000	3,458,358
4.00%, 07/01/2034	910,000	927,381
		4,385,739
South Dakota - 0.38%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	965,000	958,843
3.43%, 11/01/2031	1,595,000	1,529,015
3.50%, 11/01/2041	1,585,000	1,612,484
3.77%, 11/01/2035	3,000,000	2,859,450
3.80%, 05/01/2031	635,000	621,360
		7,581,152

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Tennessee - 0.10%
Tennessee State Housing Development Agency
2.95%, 07/01/2027	$500,000	$481,100
3.00%, 01/01/2028	480,000	461,616
3.50%, 07/01/2031	1,000,000	1,024,300
		1,967,016
Texas - 1.07%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	506,792
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	8,500,000	8,345,640
Texas State Department of Housing & Community Affairs
0.97%, 09/01/2036 (b)	2,500,000	2,500,000
2.88%, 07/01/2041	4,230,000	4,279,406
3.18%, 03/01/2039	4,030,000	4,129,259
Texas Woman's University
1.73%, 07/01/2019	280,000	279,891
2.36%, 07/01/2021	290,000	290,884
University of North Texas
3.86%, 04/15/2032	1,250,000	1,290,838
		21,622,710
Utah - 0.53%
South Davis Sewer District
3.25%, 12/01/2023	85,000	85,677
Utah State Housing Corp.
2.05%, 01/01/2043	2,405,000	2,296,727
2.15%, 01/01/2043	2,875,000	2,803,269
2.20%, 07/01/2041	2,595,000	2,550,626
2.70%, 07/01/2044	2,234,000	2,205,047
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	544,003
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	105,934
4.40%, 05/01/2019	200,000	212,998
		10,804,281
Virginia - 1.34%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	518,415
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	500,210
3.10%, 06/25/2041	8,476,192	8,477,802
3.13%, 11/25/2039	3,000,000	3,006,030
3.25%, 08/25/2042	1,769,211	1,779,490
3.40%, 12/01/2026	500,000	507,700
3.57%, 10/01/2026	2,000,000	2,038,360
4.17%, 10/01/2032	1,000,000	1,023,910
4.25%, 10/25/2043	1,218,860	1,242,799
4.30%, 12/25/2043	2,289,138	2,327,595
5.50%, 06/25/2034	1,765,694	1,790,732
5.50%, 03/25/2036 (a)	1,651,229	1,740,498
6.32%, 08/01/2019	1,980,000	2,042,113
		26,995,654

The accompanying notes are an integral part of the financial statements.

31

	Principal Amount	Value
Washington - 0.32%
King County Housing Authority
6.38%, 12/31/2046	$3,595,000	$3,633,107
Port of Vancouver
3.60%, 12/01/2033	530,000	503,633
3.81%, 12/01/2036	1,000,000	956,590
3.91%, 12/01/2041	1,000,000	947,580
Washington State Housing Finance Commission
1.07%, 01/15/2037 (b)	525,000	525,000
		6,565,910
West Virginia - 0.09%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	248,075
2.05%, 11/01/2020	325,000	322,088
2.30%, 11/01/2021	500,000	495,010
2.81%, 05/01/2018	650,000	656,240
		1,721,413
TOTAL MUNICIPAL BONDS (Cost $444,168,717)		445,200,511

ASSET-BACKED SECURITIES - 1.09%
HERO Funding Trust
3.08%, 09/20/2042 (a) (e)	8,120,323	8,021,039
3.57%, 09/20/2047 (a) (e)	4,530,396	4,579,948
3.75%, 09/20/2041 (a) (e)	3,008,391	3,048,816
Oportun Funding IV
3.28%, 11/08/2021 (e)	6,500,000	6,452,005
TOTAL ASSET-BACKED SECURITIES (Cost $22,150,125)		22,101,808

U.S. TREASURY OBLIGATIONS - 0.81%
U.S. Treasury Bonds
2.25%, 08/15/2046	11,000,000	9,638,750
3.00%, 02/15/2047	6,500,000	6,681,291
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,972,790)		16,320,041

CORPORATE BONDS - 0.59%
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,794,815
Salvation Army
5.50%, 09/01/2018	1,375,000	1,427,970
5.64%, 09/01/2026	4,400,000	4,863,923
Starbucks
2.45%, 06/15/2026	3,000,000	2,914,014
TOTAL CORPORATE BONDS (Cost $11,543,695)		12,000,722

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount/ Shares	Value
CERTIFICATES OF DEPOSIT - 0.06%
Carver Federal Savings Bank
0.80%, 06/22/2017	$1,000,000	$1,000,000
Self Help
0.87%, 12/31/2049	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,250,000)		1,250,000

SHORT-TERM INVESTMENT - 2.95%
Money Market Fund - 2.95%
First American Government Obligations Fund, Cl Z, 0.64% (f)	59,549,283	59,549,283
TOTAL SHORT-TERM INVESTMENT (Cost $59,549,283)		59,549,283

Total Investments (Cost $2,026,924,443) - 100.47%		$2,030,668,523
Liabilities in Excess of Other Assets, Net - (0.47)%		(9,425,138)
NET ASSETS - 100.00%		$2,021,243,385

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2017 is $33,931,382, which represents 1.68% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2017.
(c)	Escrowed to Maturity
(d)	Security is subject to Alternative Minimum Tax.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2017, these securities amounted to $22,101,808, which represents 1.09% of total net assets.

(f)	The rate shown is the 7-day effective yield as of May 31, 2017.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

33

Statement of Assets and Liabilities as of May 31, 2017

Assets:
Investments, at fair value (identified cost — $2,026,924,443)	$2,030,668,523
Cash	98,809
Receivables:
Interest	7,509,048
Capital shares sold	3,854,451
Prepaid expenses	120,521
Total Assets	$2,042,251,352
Liabilities:
Payables:
Investment securities purchased	$17,010,539
Distributions to Shareholders	2,090,546
Investment advisory fees	511,551
Capital shares redeemed	360,450
Distribution fees	348,916
Shareholder servicing fees	273,234
Administration fees	94,534
Trustees' fees	3,547
Chief Compliance Officer fees	2,418
Other accrued expenses	312,232
Total Liabilities	$21,007,967
Net Assets:	$2,021,243,385
Net Assets consist of:
Paid-in capital	$2,047,974,302
Distributions in excess of net investment income	(3,142)
Accumulated net realized loss on investments	(30,471,855)
Net unrealized appreciation on investments	3,744,080
Net Assets	$2,021,243,385
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 148,598,079 shares outstanding)	$1,581,811,407
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 35,012,860 shares outstanding)	$372,298,524
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 6,316,951 shares outstanding)	$67,133,454
Net Asset Value, offering and redemption price per share — CRA Shares	$10.64
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.63
Net Asset Value, offering and redemption price per share — Retail Shares	$10.63

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the fiscal year ended May 31, 2017

Investment Income:
Interest	$54,423,559
Dividends	31,789
Total investment income	54,455,348
Expenses:
Investment advisory fees	5,810,269
Distribution fees — CRA Shares	3,851,148
Distribution fees — Retail Shares	192,736
Special administrative services fees — CRA Shares	3,080,939
Shareholder servicing fees — Retail Shares	77,093
Accounting and administration fees	1,084,186
Trustees' fees	360,312
Professional fees	324,050
Transfer agent fees	227,969
Custodian fees	222,253
Insurance expense	218,794
Chief Compliance Officer fees	153,967
Registration and filing expenses	122,781
Printing fees	49,971
Other	158,175
Net expenses	15,934,643
Net investment income	38,520,705
Realized and unrealized loss on investments:
Net realized loss on investments	(1,540,859)
Net change in unrealized appreciation/(depreciation) on investments	(25,328,056)
Net realized and unrealized loss on investments	(26,868,915)
Net increase in net assets resulting from operations:	$11,651,790

The accompanying notes are an integral part of the financial statements.

35

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016
Operations:
Net investment income	$38,520,705	$34,129,119
Net realized gain (loss) on investments	(1,540,859)	1,343,122
Net change in unrealized appreciation/(depreciation) on investments	(25,328,056)	5,478,036
Net increase in net assets resulting from operations	11,651,790	40,950,277
Distributions to shareholders from:
Net investment income
CRA Shares	(34,187,215)	(31,356,899)
Institutional Shares	(8,606,828)	(5,813,779)
Retail Shares	(1,775,024)	(1,324,799)
Total distributions	(44,569,067)	(38,495,477)
Capital share transactions:
CRA Shares
Shares issued	144,476,947	153,941,098
Shares reinvested	10,678,345	9,653,912
Shares redeemed	(65,912,897)	(110,741,753)
	89,242,395	52,853,257
Institutional Shares
Shares issued	183,127,868	170,206,245
Shares reinvested	6,613,080	5,026,021
Shares redeemed	(107,078,824)	(53,607,208)
	82,662,124	121,625,058
Retail Shares
Shares issued	27,397,078	68,227,694
Shares reinvested	1,752,949	1,302,299
Shares redeemed	(46,647,902)	(17,275,258)
	(17,497,875)	52,254,735
Increase in net assets from capital share transactions	154,406,644	226,733,050
Increase in net assets	121,489,367	229,187,850
Net Assets:
Beginning of year	1,899,754,018	1,670,566,168
End of year	$2,021,243,385	$1,899,754,018
Undistributed (distributions in excess of) net investment income	$(3,142)	$642

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016

Share Transactions:
CRA Shares
Shares issued	13,533,188	14,282,054
Shares reinvested	998,822	893,935
Shares redeemed	(6,171,550)	(10,265,993)
Increase in shares	8,360,460	4,909,996
CRA Shares outstanding at beginning of year	140,237,619	135,327,623
CRA Shares at end of year	148,598,079	140,237,619
Institutional Shares
Shares issued	17,176,370	15,762,090
Shares reinvested	619,685	465,628
Shares redeemed	(10,026,217)	(4,966,717)
Increase in shares	7,769,838	11,261,001
Institutional Shares outstanding at beginning of year	27,243,022	15,982,021
Institutional Shares at end of year	35,012,860	27,243,022
Retail Shares
Shares issued	2,547,848	6,321,065
Shares reinvested	164,083	120,686
Shares redeemed	(4,362,567)	(1,598,748)
Increase/(decrease) in shares	(1,650,636)	4,843,003
Retail Shares outstanding at beginning of year	7,967,587	3,124,584
Retail Shares at end of year	6,316,951	7,967,587

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights—Per share data (for a share outstanding throughout each year)

		CRA Shares
	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Net Asset Value, Beginning of Year	$10.83	$10.82	$10.70	$10.91	$11.23
Investment Operations:
Net investment income(a)	0.20	0.20	0.20	0.20	0.22
Net realized and unrealized gain (loss) on investments	(0.15)	0.04	0.15	(0.17)	(0.22)
Total from investment operations	0.05	0.24	0.35	0.03	—
Distributions from:
Net investment income	(0.24)	(0.23)	(0.23)	(0.22)	(0.25)
Net capital gains	—	—	—	(0.02)	(0.07)
Total distributions	(0.24)	(0.23)	(0.23)	(0.24)	(0.32)
Net Asset Value, End of Year	$10.64	$10.83	$10.82	$10.70	$10.91
Total return	0.44%	2.22%	3.34%	0.37%	(0.09%)
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,581,811	$1,518,857	$1,464,075	$1,380,547	$1,292,720
Ratio of expenses to average net assets	0.90%	0.91%	0.92%	0.94%	0.93%
Ratio of net investment income to average net assets	1.91%	1.87%	1.89%	1.91%	1.97%
Portfolio turnover rate	27%	22%	24%	27%	28%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

38	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

		Institutional Shares
	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Net Asset Value, Beginning of Year	$10.82	$10.81	$10.69	$10.91	$11.22
Investment Operations:
Net investment income(a)	0.25	0.25	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.16)	0.04	0.15	(0.18)	(0.21)
Total from investment operations	0.09	0.29	0.40	0.07	0.06
Distributions from:
Net investment income	(0.28)	(0.28)	(0.28)	(0.27)	(0.30)
Net capital gains	—	—	—	(0.02)	(0.07)
Total distributions	(0.28)	(0.28)	(0.28)	(0.29)	(0.37)
Net Asset Value, End of Year	$10.63	$10.82	$10.81	$10.69	$10.91
Total return	0.90%	2.69%	3.71%	0.83%	0.45%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$372,299	$294,757	$172,736	$151,654	$186,257
Ratio of expenses to average net assets	0.45%	0.46%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.36%	2.32%	2.34%	2.36%	2.42%
Portfolio turnover rate	27%	22%	24%	27%	28%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights—Per share data (for a share outstanding throughout each year) (Concluded)

		Retail Shares
	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013
Net Asset Value, Beginning of Year	$10.81	$10.80	$10.68	$10.89	$11.21
Investment Operations:
Net investment income(a)	0.22	0.21	0.21	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.15)	0.04	0.15	(0.17)	(0.22)
Total from investment operations	0.07	0.25	0.36	0.04	0.01
Distributions from:
Net investment income	(0.25)	(0.24)	(0.24)	(0.23)	(0.26)
Net capital gains	—	—	—	(0.02)	(0.07)
Total distributions	(0.25)	(0.24)	(0.24)	(0.25)	(0.33)
Net Asset Value, End of Year	$10.63	$10.81	$10.80	$10.68	$10.89
Total return	0.64%	2.34%	3.35%	0.57%	0.01%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$67,133	$86,141	$33,755	$35,103	$40,624
Ratio of expenses to average net assets	0.80%	0.81%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	2.01%	1.97%	1.99%	2.01%	2.07%
Portfolio turnover rate	27%	22%	24%	27%	28%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

40	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements May 31, 2017

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2017, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $33,931,382.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

41

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2017.

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,457,705,077	$16,541,081		$1,474,246,158
Municipal Bonds	—	443,460,013	1,740,498		445,200,511
Asset-Backed Securities	—	6,452,005	15,649,803		22,101,808
U.S. Treasury Obligations	—	16,320,041	—		16,320,041
Corporate Bonds	—	12,000,722	—		12,000,722
Certificates of Deposit	—	1,250,000	—		1,250,000
Short-Term Investment	59,549,283	—	—		59,549,283
Total Investments in Securities	$59,549,283	$1,937,187,858	$33,931,382	*	$2,030,668,523

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

42	The Community Reinvestment Act Qualified Investment Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$27,467,305
Accrued discounts/premiums	7,277
Realized gain/(loss)	587,160
Change in appreciation/(depreciation)	(413,642)
Purchases	8,009,800
Sales	(5,922,124)
Amortization sold	(22,748)
Transfer into Level 3	—
Transfer out of Level 3	(13,171,947)
Ending balance as of May 31, 2017	$16,541,081
Change in unrealized losses included in earnings related to securities still held at reporting date	$(487,578)

Investments in Municipal Bonds
Beginning Balance as of June 1, 2016	$4,037,961
Accrued discounts/premiums	(8)
Realized gain/(loss)	5,368
Change in appreciation/(depreciation)	(33,217)
Purchases	—
Sales	(222,411)
Amortization sold	1,195
Transfer into Level 3	—
Transfer out of Level 3	(2,048,390)
Ending balance as of May 31, 2017	$1,740,498
Change in unrealized losses included in earnings related to securities still held at reporting date	$(51,373)

43

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2016	$3,538,118
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	13,747,357
Sales	(1,635,672)
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2017	$15,649,803
Change in unrealized losses included in earnings related to securities still held at reporting date	$(4,884)

For the fiscal year ended May 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the fiscal year ended May 31, 2017, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$ 10,121,120	Matrix Pricing	Structure	Lockout range 4.84-7.56 years (5.81 yr average lock out), remaining maturity term range 4.24-33.28 years (21.20 year average maturity range)
			Remaining Average Life	0.22-7.26 (3.44) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+266 - N+284 (N+273)
			Offered Quotes variance to Mark	-0.09% - 2.36% (0.76%)

44	The Community Reinvestment Act Qualified Investment Fund

Financial Asset	Fair Value at May 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FNMA Multifamily - DUS	$ 1,615,996	Matrix Pricing	Structure	30YR Amortization / 10YR Balloon / 7YR Yield Maintenance Period
			Average Life	7.13 years
			Coupon	3.09%
			Spread	N+74
			Offered Quotes variance to Mark	0.20%
U.S. Government & Agency Obligations - GNMA Multifamily - REMIC	$ 3,595,641	Matrix Pricing	Structure	3.95 year average life sequential payer
			Remaining Average Life	3.95
			Coupon	2.60%
			Spread to benchmark	N+88
			Offered Quotes variance to Mark	0.00%
U.S. Government & Agency Obligations - Small Business Administration	$ 367,004	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	1.35-4.85 (3.10) years
			Coupon	5.63% - 6.08% (5.86%)
			Spread to Benchmark	N+34-N+151 (N+93)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$ 841,320	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	3.22 years
			Coupon	5.28%
			Spread to Benchmark	N+110
			Offered Quotes variance to Mark	Utilize dealer indications
Municipal Bonds	$ 1,740,498	Matrix Pricing	Remaining Average Life	5.36 years
			Coupon	5.50%
			Spread to benchmark	-6/TBA
			Offered Quotes variance to Mark	Utilizing dealer indications

45

Financial Asset	Fair Value at May 31, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset-Backed Securities	$ 15,649,803	Matrix Pricing	Structure	Fixed rate coupon
			Remaining Average Life	5.28 - 6.06 (5.72) years
			Coupon	3.08% - 3.75% (3.47)%
			Spread to benchmark	N+160 - N+180 (N+173)
			Offered Quotes variance to Mark	-0.43%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be

46	The Community Reinvestment Act Qualified Investment Fund

sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

47

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2017 were as follows:

	Shares	Amount
CRA Shares
Shares issued	13,533,188	$144,476,947
Shares reinvested	998,822	10,678,345
Shares redeemed	(6,171,550)	(65,912,897)
Net Increase	8,360,460	$89,242,395
Institutional Shares
Shares issued	17,176,370	$183,127,868
Shares reinvested	619,685	6,613,080
Shares redeemed	(10,026,217)	(107,078,824)
Net Increase	7,769,838	$82,662,124
Retail Shares
Shares issued	2,547,848	$27,397,078
Shares reinvested	164,083	1,752,949
Shares redeemed	(4,362,567)	(46,647,902)
Net Decrease	(1,650,636)	$(17,497,875)

Transactions in shares of the Fund for the fiscal year ended May 31, 2016 were as follows:

	Shares	Amount
CRA Shares
Shares issued	14,282,054	$153,941,098
Shares reinvested	893,935	9,653,912
Shares redeemed	(10,265,993)	(110,741,753)
Net Increase	4,909,996	$52,853,257
Institutional Shares
Shares issued	15,762,090	$170,206,245
Shares reinvested	465,628	5,026,021
Shares redeemed	(4,966,717)	(53,607,208)
Net Increase	11,261,001	$121,625,058
Retail Shares
Shares issued	6,321,065	$68,227,694
Shares reinvested	120,686	1,302,299
Shares redeemed	(1,598,748)	(17,275,258)
Net Increase	4,843,003	$52,254,735

48	The Community Reinvestment Act Qualified Investment Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2017, were as follows:

Purchases:
U.S. Government	$347,959,400
Other	309,147,110
Sales and Maturities:
U.S. Government	$399,439,677
Other	99,926,610

At May 31, 2017, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,028,174,812
Gross unrealized appreciation	22,772,624
Gross unrealized depreciation	(20,278,913)
Net appreciation on investments	$2,493,711

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2017, the Advisor was entitled to receive advisory fees of $5,810,269.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2017, the Advisor was entitled to receive fees of $3,080,939 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual

49

fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2017, the Fund incurred distribution expenses of $3,851,148 and $192,736 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2018. For the fiscal year ended May 31, 2017, the Fund incurred expenses under the Services Plan of $77,093.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2017 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2017.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

50	The Community Reinvestment Act Qualified Investment Fund

Accordingly, the following permanent differences as of May 31, 2017, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$6,044,578	$(6,044,578)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2017	Fiscal Year Ended May 31, 2016
Distributions declared from:
Ordinary income	$44,569,067	$38,495,477
Total Distributions	$44,569,067	$38,495,477

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2017, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,285,928
Capital loss carryforwards	(23,027,565)
Post-October losses	(7,392,447)
Other temporary differences	(2,090,544)
Unrealized appreciation, net	2,493,711
Accumulated losses, net	$(26,730,917)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2017, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$5,472,579	$17,554,986	$23,027,565

51

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

52	The Community Reinvestment Act Qualified Investment Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2017, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ GRANT THORNTON LLP

New York, New York
July 28, 2017

53

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2017:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	1.83%	99.95%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)
The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

54	The Community Reinvestment Act Qualified Investment Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

55

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 67	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 80	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 81	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 61	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 82	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 77	President	1/29/04	Vice Chair, Community Capital Management, Inc. since February 2016; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 45	Vice President	10/22/10
President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.
				N/A	N/A

56	The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 46	Treasurer	4/1/14
Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.
				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 49	Chief Compliance Officer	12/18/09
President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services,
LLC from 2009 to 2011; Chief Compliance Officer of Community Capital
Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 57	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
4.
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

57

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 27-28, 2017, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered:(i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 7, 2017 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
757 Third Avenue
New York, NY 10017

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $86,975 and $83,640 for fiscal years ended May 31, 2017 and 2016, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $1,050 and $3,850 for the fiscal years ended May 31, 2017 and 2016, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $9,400 and $8,400 for the fiscal years ended May 31, 2017 and 2016, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2017 and 2016, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2017 and May 31, 2016 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 7, 2017

By (Signature and Title)*	/s/ James H. Malone
James H. Malone, Treasurer/Principal Financial Officer

Date: August 7, 2017

*	Print the name and title of each signing officer under his or her signature.